United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: 10/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Kaufmann Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021, was 22.37% for the Class A Shares, 21.73% for the Class B Shares, 21.80% for the Class C Shares, 22.30% for the Class R Shares and 22.96% for the Institutional Shares. The total return of the Russell Midcap Growth Index (RMCGI),1 the Fund’s broad-based securities market index, was 39.43% for the same period. The total return of the Morningstar Mid-Cap Growth Funds Average (MMCGFA),2 a peer group average for the Fund, was 41.84% for the same period. The Fund’s and MMCGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund’s investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund’s performance relative to the RMCGI.
The following discussion will focus on the performance of the Fund’s Institutional Shares.
MARKET OVERVIEW
During the reporting period, returns in most global equity markets were positive as economic growth rebounded from devastating levels during the global pandemic. This was helped by a global, synchronized stimulus from both fiscal and monetary policies around the world. This led to a rebound in economic data in the first half of 2021, from rehiring to industrial orders accelerating. Though there was momentum in the economy after its initial drop from the pandemic lockdowns, uncertainty around variants of the virus, and around potential responses from global central banks and governments, remain a top concern for investors.
STOCK SELECTION
The key factors affecting performance from a macroeconomic standpoint were the pandemic’s damage to the economies around the world followed by unprecedented stimulus from governments around the world, both fiscal and monetary. These monetary accommodations, combined with a more aggressive fiscal stance, helped to boost the S&P 500 Index®4 constituents for much of 2021. The profitability of many of the companies in which the Fund invested remained strong throughout the reporting period. Fund management continued to seek what it viewed as attractive growth investment opportunities– companies it viewed as dominant competitors, possessing strengthening fundamentals, with the potential to deliver both near-term and long-term growth in sales and earnings.
Annual Shareholder Report
1

The majority of the Fund’s underperformance versus the RMCGI was due to both stock selection and sector weighting particularly in Health Care, Information Technology and Materials. Individual companies that most contributed to Fund performance during the reporting period were Moderna, Inc., Shopify Inc., Dynavax Technologies Corp., Dexcom Inc., and Generac Holdings, Inc. Holdings that negatively impacted Fund performance were GDS Holdings Ltd., Seres Therapeutics Inc., Agnico Eagle Mines, Ltd., Turning Point Therapeutics, Inc. and Barrick Gold Corp.
SECTOR EXPOSURE
At the end of the reporting period, approximately 75% of the portfolio was invested in four large sectors: Health Care, Information Technology, Industrials and Consumer Discretionary. These sectors have historically provided good opportunities for bottom-up growth investors; however, sector exposure negatively impacted relative returns for this reporting period.
INTERNATIONAL EXPOSURE
Stock selection of companies domiciled outside the U.S. was a positive contributor to Fund performance; however, their group weight was a negative contributor. Approximately 6.0% of the Fund’s assets were invested in such companies during the reporting period.
EFFECT OF CASH HOLDINGS
The Fund had an average cash position of 7.72% during the reporting period. In a rising market, the cash holdings resulted in a modest drag on relative Fund performance versus the RMCGI.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
3
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
4
The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Kaufmann Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Mid-Cap Growth Funds Average (MMCGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

■ Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	15.64%	18.94%	15.91%
Class B Shares	16.23%	19.50%	16.09%
Class C Shares	20.80%	19.70%	16.09%
Class R Shares	22.30%	20.28%	16.55%
Institutional Shares[4]	22.96%	20.87%	16.83%
RMCGI	39.43%	21.90%	16.86%
MMCGFA	41.84%	21.26%	15.74%
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCGI and MMCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and the average.
2
The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s Institutional Shares commenced operations on December 29, 2016. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund’s Class R Shares. In relation to the Institutional Shares, the performance of Class R Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class R Shares. The performance of Class R Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class R Shares that may have occurred during the period prior to the commencement of operations of the Institutional Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	34.1%
Information Technology	21.2%
Industrials	10.1%
Consumer Discretionary	9.5%
Financials	8.9%
Materials	4.7%
Real Estate	2.3%
Energy	1.5%
Communication Services	1.5%
Consumer Staples	1.4%
Utilities	0.3%
Securities Lending Collateral[2]	2.7%
Cash Equivalents[3]	5.2%
Other Assets and Liabilities—Net[4]	(3.4)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2021
Shares			Value
		COMMON STOCKS— 95.3%
	[1]	Communication Services— 1.5%
729,820		Playtika Holding Corp.	$20,639,310
122,500		Take-Two Interactive Software, Inc.	22,172,500
1,260,000		ZoomInfo Technologies, Inc.	84,697,200
		TOTAL	127,509,010
		Consumer Discretionary— 9.5%
280,000	[1]	Airbnb, Inc.	47,784,800
130,000	[1]	Alibaba Group Holding Ltd., ADR	21,442,200
20,000	[1]	Amazon.com, Inc.	67,448,600
200,000	[1]	Chegg, Inc.	11,888,000
15,850	[1]	Chipotle Mexican Grill, Inc.	28,197,626
150,000		Choice Hotels International, Inc.	21,093,000
400,000	[1,2]	DraftKings, Inc.	18,636,000
300,000	[1]	Etsy, Inc.	75,207,000
592,000	[1,2]	First Watch Restaurant Group, Inc.	12,775,360
974,000	[1,3]	Fisker, Inc.	15,632,700
700,000	[1]	Floor & Decor Holdings, Inc.	95,144,000
50,000		Home Depot, Inc.	18,587,000
300,000	[1]	Las Vegas Sands Corp.	11,643,000
128,503	[1]	Lululemon Athletica, Inc.	59,883,683
35,000	[1]	Mercadolibre, Inc.	51,835,700
500,000		Moncler S.p.A	35,982,480
24,740,000		NagaCorp Ltd.	22,698,681
300,000	[1]	Planet Fitness, Inc.	23,865,000
369,790	[1]	Solo Brands, Inc.	6,789,344
750,000	[1]	Sportradar Group AG	15,675,000
30,000		Vail Resorts, Inc.	10,341,300
570,000		Wingstop, Inc.	98,307,900
455,000	[1]	YETI Holdings, Inc.	44,740,150
		TOTAL	815,598,524
		Consumer Staples— 1.4%
19,600		Costco Wholesale Corp.	9,634,184
83,500		Estee Lauder Cos., Inc., Class A	27,081,555
150,000	[1]	Freshpet, Inc.	23,386,500
3,000,000	[1,2]	Oatly Group AB, ADR	38,670,000
945,000	[1]	The Duckhorn Portfolio, Inc.	18,276,300
630,000	[1]	Zevia PBC	7,049,700
		TOTAL	124,098,239
		Energy— 1.5%
245,000		Cheniere Energy, Inc.	25,333,000
2,343,000	[2]	New Fortress Energy, Inc.	70,290,000
Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Energy— continued
174,500		Pioneer Natural Resources, Inc.	$32,628,010
		TOTAL	128,251,010
		Financials— 8.9%
700,000		Apollo Global Management LLC	53,865,000
591,906		Artisan Partners Asset Management, Inc.	29,323,023
85,350		BlackRock, Inc.	80,524,311
275,000	[2,3]	Blue Owl Capital, Inc.	4,741,000
9,725,000	[1]	Blue Owl Capital, Inc.	167,659,000
50,000	[1,2]	Coinbase Global, Inc.	15,971,000
1	[1,3,4]	FA Private Equity Fund IV LP	302,782
4,650,000		FinecoBank Banca Fineco SPA	88,903,355
26,900		Goldman Sachs Group, Inc.	11,119,115
500,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	4,895,000
745,000		Hamilton Lane, Inc.	77,859,950
1,200,000		KKR & Co., Inc., Class Common	95,604,000
11,300	[1]	Markel Corp.	14,838,369
80,000		MSCI, Inc., Class A	53,190,400
1,416,598		StepStone Group, Inc.	66,551,774
		TOTAL	765,348,079
		Health Care— 33.9%
200,000		Abbott Laboratories	25,778,000
540,300	[1,2,3,4]	Adagio Therapeutics, Inc.	15,798,372
622,500	[1]	Adagio Therapeutics, Inc.	15,543,343
132,863	[1]	agilon health, Inc.	3,255,144
1,167,762	[1,2]	Akouos, Inc.	10,883,542
1,324,024	[1]	Albireo Pharma, Inc.	38,687,981
2,500,000	[1]	Alector, Inc.	54,350,000
380,500	[1]	Alnylam Pharmaceuticals, Inc.	60,712,580
1,266,686	[1]	Amphastar Pharmaceuticals, Inc.	23,661,694
583,075	[1]	AnaptysBio, Inc.	19,183,168
1,000,000	[1]	Annexon, Inc.	16,310,000
1	[3,4]	Apollo Investment Fund V	85,701
1,378,400	[1,2]	Arcturus Therapeutics Holdings, Inc.	61,959,080
844,286	[1]	Argenx SE	254,376,956
2,265,000	[1,2]	aTyr Pharma, Inc.	19,456,350
1,125,000	[1,2]	Avidity Biosciences LLC	25,312,500
972,468	[1]	Avrobio, Inc.	5,465,270
2,631,567	[1]	Calithera Biosciences, Inc.	5,078,924
870,000	[1]	Catalent, Inc.	119,938,200
250,000	[1,2]	Century Therapeutics, Inc.	5,617,500
267,745	[1,4]	Century Therapeutics, Inc.	5,407,959
38,079,337	[1,4]	CeQur SA	10,621,415
314,099	[1]	Cerevel Therapeutics Holdings	12,768,124
861,000	[1,2]	ContraFect Corp.	3,245,970
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
3,750,000	[1]	Corcept Therapeutics, Inc.	$67,500,000
232,000	[1,2]	CRISPR Therapeutics AG	21,188,560
490,000		Danaher Corp.	152,767,300
135,186	[1]	Definitive Healthcare Corp.	5,426,366
296,000	[1]	Dexcom, Inc.	184,470,160
7,507,400	[1,2]	Dynavax Technologies Corp.	149,922,778
267,000	[1]	Edwards Lifesciences Corp.	31,991,940
121,800	[1]	Fate Therapeutics, Inc.	6,552,840
1,000,000	[1,2]	Frequency Therapeutics, Inc.	6,280,000
205,800	[1]	Frequency Therapeutics, Inc.	1,292,424
4,246,031	[1,2]	Gamida Cell Ltd.	16,941,664
140,000	[1]	Genmab A/S	63,025,022
576,734	[1]	Genmab A/S, ADR	25,745,406
450,000	[1,2]	Gossamer Bio, Inc.	5,589,000
679,512	[1,2]	Gracell Biotechnologies, Inc., ADR	7,270,778
320,970	[1,2]	Graphite Bio, Inc.	4,089,158
880,800	[1]	IDEAYA Biosciences, Inc.	18,884,352
59,300	[1]	IDEXX Laboratories, Inc.	39,502,102
340,600	[1,2]	Immatics N.V.	4,880,798
400,000	[1,3]	Immatics N.V. - Restricted	5,732,000
255,000	[1]	Insulet Corp.	79,055,100
182,976	[1]	Intellia Therapeutics, Inc.	24,332,148
74,700	[1]	Intuitive Surgical, Inc.	26,976,411
668,100	[1]	Jasper Therapeutics, Inc.	6,099,753
591,140	[1,2]	Kaleido Biosciences, Inc.	2,541,902
430,100	[1]	Karuna Therapeutics, Inc.	60,377,438
164,133	[1,4]	Laronde, Inc.	4,595,724
1	[1,3,4]	Latin Healthcare Fund	287,839
792,067	[1,2]	Legend Biotech Corp., ADR	41,583,518
200,000	[1,2]	Lyell Immunopharma, Inc.	2,788,000
1,500,000	[1,2]	Merus NV	42,075,000
5,200,000	[1]	Minerva Neurosciences, Inc.	7,280,000
196,200	[1]	Moderna, Inc.	67,730,202
781,736	[1,2]	Molecular Partners AG	14,685,827
106,943	[1]	Molecular Partners AG, ADR	1,982,723
50,000	[1]	Morphic Holding, Inc.	2,875,000
75,000	[1]	Natera, Inc.	8,592,750
605,460	[1]	NeoGenomics, Inc.	27,851,160
530,000	[1]	Orchard Therapeutics PLC	1,017,600
6,930,000	[1,2]	Orchard Therapeutics PLC, ADR	13,305,600
2,100,000	[1]	Otonomy, Inc.	4,410,000
258,387	[1]	Privia Health Group, Inc.	6,640,546
200,000	[1]	Repligen Corp.	58,100,000
1,525,000	[1]	Rezolute, Inc.	9,760,000
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
413,600	[1]	Rhythm Pharmaceuticals, Inc.	$4,760,536
330,000	[1]	Rubius Therapeutics, Inc.	4,689,300
300,000	[1]	Sarepta Therapeutics, Inc.	23,739,000
519,749	[1,2]	Scynexis, Inc.	2,603,942
6,000,000	[1]	Seres Therapeutics, Inc.	36,480,000
959,018	[1,4]	Soteira, Inc.	0
319,000	[1]	Stoke Therapeutics, Inc.	7,282,770
115,000		Stryker Corp.	30,598,050
361,975	[1]	Surgery Partners, Inc.	14,891,652
1,972,500	[1]	Talkspace, Inc.	6,785,400
673,200	[1]	Tandem Diabetes Care, Inc.	91,777,356
700,000	[1]	Turning Point Therapeutics, Inc.	29,106,000
1,680,000	[1]	Ultragenyx Pharmaceutical, Inc.	140,985,600
1,162,062	[1]	UniQure N.V.	35,408,029
600,000	[1]	Veeva Systems, Inc.	190,206,000
167,833	[1,2]	Verve Therapeutics, Inc.	7,785,773
840,000	[1]	Zai Lab Ltd., ADR	87,696,000
568,932	[1]	Zentalis Pharmaceuticals, LLC	45,764,890
		TOTAL	2,908,054,960
		Industrials— 10.1%
1,746,461	[1]	Azek Co., Inc.	64,077,654
550,000	[1,2]	Azul S.A., ADR	7,276,500
1,310,000	[1]	CoStar Group, Inc.	112,725,500
779,742	[1]	Fluence Energy, Inc.	27,735,423
235,000	[1]	Generac Holdings, Inc.	117,161,600
980,000	[1]	GXO Logistics, Inc.	87,024,000
375,000		HEICO Corp.	52,271,250
400,000		IHS Markit Ltd.	52,288,000
550,000		Ingersoll-Rand, Inc.	29,568,000
590,000	[1]	Mercury Systems, Inc.	30,408,600
62,300		Roper Technologies, Inc.	30,394,301
473,300		Trane Technologies PLC	85,634,169
874,200	[1]	Trex Co., Inc.	93,014,880
600,000	[1]	Upwork, Inc.	28,272,000
600,000	[1]	XPO Logistics, Inc.	51,480,000
		TOTAL	869,331,877
		Information Technology— 21.2%
37,600	[1]	Adobe, Inc.	24,453,536
1,165,000	[1]	Advanced Micro Devices, Inc.	140,067,950
200,000	[1]	Anaplan, Inc.	13,042,000
238,000	[1]	Ansys, Inc.	90,340,040
117,600	[1]	Avalara, Inc.	21,125,664
300,000	[1]	Coupa Software, Inc.	68,310,000
235,655	[1,2]	CS Disco, Inc.	13,514,814
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
100,000	[1]	DocuSign, Inc.	$27,829,000
300,000	[1]	Domo, Inc.	26,505,000
660,300	[1]	Envestnet, Inc.	55,135,050
200,000	[1]	Everbridge, Inc.	31,862,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,400,000	[1]	GDS Holdings Ltd., ADR	83,160,000
200,000	[1]	GoDaddy, Inc.	13,834,000
1,945,000	[1]	Ironsource, LTD	22,153,550
1,260,000		Marvell Technology, Inc.	86,310,000
1,500,000		McAfee Corp.	32,055,000
1,725,000	[1]	Nexi SpA	30,017,435
1,765,000	[1,2]	PagSeguro Digital Ltd.	63,893,000
475,000	[1]	Q2 Holdings, Inc.	37,268,500
1,000,000	[1,2]	Qualtrics International, Inc.	46,320,000
451,163	[1,2]	Radware Ltd.	15,984,705
560,000	[1,2]	Rapid7, Inc.	72,100,000
100,000	[1]	Salesforce.com, Inc.	29,969,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
225,000	[1]	ServiceNow, Inc.	156,996,000
180,000	[1]	Shopify, Inc.	264,011,400
215,500	[1]	Smartsheet, Inc.	14,871,655
375,000	[1]	Splunk, Inc.	61,807,500
175,500	[1]	Tyler Technologies, Inc.	95,335,110
242,000	[1]	Unity Software, Inc.	36,617,020
275,000	[1]	Varonis Systems, Inc.	17,803,500
1,877,500	[1]	WM Technology, Inc.	22,980,600
360,000	[1]	Workday, Inc.	104,392,800
		TOTAL	1,820,065,829
		Materials— 4.7%
1,500,000	[3]	Agnico Eagle Mines Ltd.	79,575,000
2,800,000		Barrick Gold Corp.	51,436,000
315,300		Eagle Materials, Inc.	46,777,908
1,425,000		Newmont Corp.	76,950,000
192,200		Scotts Miracle-Gro Co.	28,534,012
387,861		Sherwin-Williams Co.	122,800,671
		TOTAL	406,073,591
		Real Estate— 2.3%
518,597		Americold Realty Trust	15,283,054
25,000		Avalonbay Communities, Inc.	5,917,000
180,000		Crown Castle International Corp.	32,454,000
800,000		MGM Growth Properties LLC	31,504,000
200,000		ProLogis, Inc.	28,992,000
270,000	[1]	Ryman Hospitality Properties	23,095,800
550,000		STAG Industrial, Inc.	23,941,500
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
170,000		Sun Communities, Inc.	$33,316,600
		TOTAL	194,503,954
		Utilities— 0.3%
250,000		NextEra Energy, Inc.	21,332,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,043,813,128)	8,180,167,573
		PREFERRED STOCK— 0.0%
		Information Technology— 0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
	[1]	WARRANTS— 0.2%
		Financials— 0.0%
333,333		Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	243,333
		Health Care— 0.2%
801,900		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	150,677
421,550		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	189,487
3,445,000		ContraFect Corp., Warrants 7/20/2022	689
377,500		Dynavax Technologies Corp., Warrants 2/12/2022	5,847,135
170,300		Immatics N.V., Warrants 12/31/2025	783,380
200,970		Rezolute, Inc., Warrants 10/9/2027	1,113,394
56,800		Rezolute, Inc., Warrants 1/1/2099	363,520
853,000		Scynexis, Inc., Warrants 12/21/2021	6,312
101,700		Scynexis, Inc., Warrants 3/8/2023	15,265
853,000		Scynexis, Inc., Warrants 5/21/2024	1,270,970
1,706,000		Scynexis, Inc., Warrants 1/1/2099	8,547,060
		TOTAL	18,287,889
		TOTAL WARRANTS (IDENTIFIED COST $11,811,233)	18,531,222
		INVESTMENT COMPANIES— 7.9%
66,719,105		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	66,719,105
608,032,749		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	608,215,159
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $674,894,796)	674,934,264
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $4,735,519,158)[6]	8,873,633,059
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[7]	(288,251,545)
		TOTAL NET ASSETS—100%	$8,585,381,514
Annual Shareholder Report
11

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Financials:
StepStone Group, Inc.	$—	$41,789,641	$—
Health Care:
Akouos, Inc.	$21,966,938	$758,958	$(194,192)
Albireo Pharma, Inc.	$44,395,452	$—	$(3,107,472)
Alector, Inc.	$14,115,000	$17,066,722	$(1,973,856)
Amphastar Pharmaceuticals, Inc.	$24,814,379	$—	$—
AnaptysBio, Inc.	$—	$16,004,099	$—
Annexon, Inc.	$9,406,120	$15,545,934	$—
Arcturus Therapeutics Holdings, Inc.	$29,744,000	$86,964,227	$(29,270,715)
aTyr Pharma, Inc.	$—	$18,094,695	$—
Avidity Biosciences LLC	$16,804,035	$9,546,814	$—
Avrobio, Inc.	$5,487,804	$10,458,701	$(4,308,520)
Calithera Biosciences, Inc.	$11,982,900	$—	$(2,388,368)
ContraFect Corp.	$—	$4,305,000	$—
ContraFect Corp., Warrants 7/20/2022	$274,567	$—	$—
Dynavax Technologies Corp.	$22,193,500	$14,013,300	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$699,017	$—	$—
Frequency Therapeutics, Inc.	$16,847,600	$8,523,592	$(14,742,772)
Frequency Therapeutics, Inc.	$4,502,904	$—	$—
Gamida Cell Ltd.	$15,120,381	$15,250,130	$(5,322,742)
IDEAYA Biosciences, Inc.	$4,872,868	$8,141,685	$—
Merus NV	$16,545,288	$7,123,380	$(2,627,211)
Minerva Neurosciences, Inc.	$16,692,000	$—	$—
Molecular Partners AG	$17,105,796	$—	$—
Molecular Partners AG, ADR	$—	$2,272,539	$—
Orchard Therapeutics PLC, ADR	$—	$17,495,185	$—
Otonomy, Inc.	$7,518,000	$5,005,022	$(1,556,992)
Rezolute, Inc.	$12,003,840	$5,948,870	$—
Rezolute, Inc., Warrants 10/9/2027	$3,621,289	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$—	$368,632	$—
Rhythm Pharmaceuticals, Inc.	$21,457,912	$6,576,001	$(9,412,180)
Scynexis, Inc.	$2,271,303	$—	$—
Scynexis, Inc., Warrants 12/21/2021	$—	$—	$—
Scynexis, Inc., Warrants 3/8/2023	$35,290	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$10,660,794	$—
Seres Therapeutics, Inc.	$58,847,900	$36,355,863	$(9,403,249)
Soteira, Inc.	$—	$—	$—
Talkspace, Inc.	$—	$19,725,000	$—
Ultragenyx Pharmaceutical, Inc.	$196,527,750	$—	$(38,197,693)
UniQure N.V.	$75,604,100	$9,087,319	$(30,364,120)
Information Technology:
Domo, Inc.	$—	$26,388,052	$—
WM Technology, Inc.	$—	$18,775,000	$—
Affiliated Issuers no longer in the portfolio at period end	$15,715,275	$24,042,456	$(110,042,216)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$687,173,208	$456,287,611	$(262,912,298)
Annual Shareholder Report
12

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income*

$24,762,133	$—	$66,551,774	1,416,598	$198,324

$(11,386,854)	$(261,308)	$10,883,542	1,167,762	$—
$(2,400,430)	$(199,569)	$38,687,981	1,324,024	$—
$24,329,099	$813,035	$54,350,000	2,500,000	$—
$(1,152,685)	$—	$23,661,694	1,266,686	$—
$3,179,069	$—	$19,183,168	583,075	$—
$(8,642,054)	$—	$16,310,000	1,000,000	$—
$(3,910,510)	$(21,567,922)	$61,959,080	1,378,400	$—
$1,361,655	$—	$19,456,350	2,265,000	$—
$(1,038,349)	$—	$25,312,500	1,125,000	$—
$(3,330,841)	$(2,841,874)	$5,465,270	972,468	$—
$(902,950)	$(3,612,658)	$5,078,924	2,631,567	$—
$(1,059,030)	$—	$3,245,970	861,000	$—
$(273,878)	$—	$689	3,445,000	$—
$113,715,978	$—	$149,922,778	7,507,400	$—
$5,148,118	$—	$5,847,135	377,500	$—
$(8,611,562)	$4,263,142	$6,280,000	1,000,000	$—
$(3,210,480)	$—	$1,292,424	205,800	$—
$(7,282,785)	$(823,320)	$16,941,664	4,246,031	$—
$5,869,799	$—	$18,884,352	880,800	$—
$20,337,626	$695,917	$42,075,000	1,500,000	$—
$(9,412,000)	$—	$7,280,000	5,200,000	$—
$(2,419,969)	$—	$14,685,827	781,736	$—
$(289,816)	$—	$1,982,723	106,943	$—
$(4,189,585)	$—	$13,305,600	6,930,000	$—
$(3,108,000)	$(3,448,030)	$4,410,000	2,100,000	$—
$(8,192,710)	$—	$9,760,000	1,525,000	$—
$(2,507,895)	$—	$1,113,394	200,970	$—
$(5,112)	$—	$363,520	56,800	$—
$1,541,853	$(15,403,050)	$4,760,536	413,600	$—
$332,639	$—	$2,603,942	519,749	$—
$6,312	$—	$6,312	853,000	$—
$(20,025)	$—	$15,265	101,700	$—
$1,270,970	$—	$1,270,970	853,000	$—
$(2,113,734)	$—	$8,547,060	1,706,000	$—
$(32,178,042)	$(17,142,472)	$36,480,000	6,000,000	$—
$—	$—	$—	959,018	$—
$(12,939,600)	$—	$6,785,400	1,972,500	$—
$(37,749,450)	$20,404,993	$140,985,600	1,680,000	$—
$(4,721,919)	$(14,197,351)	$35,408,029	1,162,062	$—

$116,948	$—	$26,505,000	300,000	$—
$4,205,600	$—	$22,980,600	1,877,500	$—
$3,077,808	$67,206,677	$—	—	$—
$36,205,342	$13,886,210	$930,640,073	72,953,689	$198,324

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$90,016,791	$1,784,982,948	$1,874,999,739
Purchases at Cost	$1,210,603,038	$2,762,418,275	$3,973,021,313
Proceeds from Sales	$(1,233,900,724)	$(3,939,003,211)	$(5,172,903,935)
Change in Unrealized Appreciation/ Depreciation	N/A	$(600,865)	$(600,865)
Net Realized Gain/(Loss)	N/A	$418,012	$418,012
Value as of 10/31/2021	$66,719,105	$608,215,159	$674,934,264
Shares Held as of 10/31/2021	66,719,105	608,032,749	674,751,854
Dividend Income	$13,834	$682,378	$696,212

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At October 31, 2021, these restricted securities amounted to $122,155,394, which represented 1.4% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $4,767,006,324.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
14

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,556,509,004*	$—	$26,223,348	$6,582,732,352
International	1,077,124,050	509,689,756	10,621,415	1,597,435,221
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Warrants	1,390,233	17,140,989**	—	18,531,222
Investment Companies	674,934,264	—	—	674,934,264
TOTAL SECURITIES	$8,309,957,551	$526,830,745	$36,844,763	$8,873,633,059

*
Includes $19,921,458 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing a quotable price in an active market. This transfer represents the value of the security at the beginning of the period.

**
Includes $3,621,289 transferred from Level 3 to Level 2 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.80	$6.27	$6.03	$6.06	$5.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.09)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	1.57	1.32	1.09	0.69	1.37
Total From Investment Operations	1.47	1.23	1.04	0.63	1.31
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$7.77	$6.80	$6.27	$6.03	$6.06
Total Return[2]	22.37%	21.52%	19.52%	11.64%	26.97%
Ratios to Average Net Assets:
Net expenses[3]	1.92%	1.94%	1.95%	1.95%	1.95%[4]
Net investment income (loss)	(1.41)%	(1.38)%	(0.81)%	(1.02)%	(1.13)%
Expense waiver/reimbursement[5]	0.04%	0.03%	0.03%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,023,577	$1,808,715	$1,629,524	$1,491,496	$1,324,155
Portfolio turnover[6]	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2017, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.24	$5.00	$4.99	$5.15	$4.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.09)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	1.20	1.03	0.87	0.58	1.17
Total From Investment Operations	1.09	0.94	0.81	0.50	1.09
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$5.83	$5.24	$5.00	$4.99	$5.15
Total Return[2]	21.73%	21.10%	18.88%	11.11%	26.16%
Ratios to Average Net Assets:
Net expenses[3]	2.42%	2.44%	2.45%	2.46%	2.47%[4]
Net investment income (loss)	(1.92)%	(1.87)%	(1.32)%	(1.54)%	(1.65)%
Expense waiver/reimbursement[5]	0.04%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,147	$35,306	$41,483	$50,468	$65,410
Portfolio turnover[6]	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.47% for the year ended October 31, 2017, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.22	$4.99	$4.99	$5.14	$4.57
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.09)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	1.20	1.02	0.86	0.59	1.17
Total From Investment Operations	1.09	0.93	0.80	0.51	1.09
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$5.81	$5.22	$4.99	$4.99	$5.14
Total Return[2]	21.80%	20.96%	18.69%	11.36%	26.22%
Ratios to Average Net Assets:
Net expenses[3]	2.42%	2.44%	2.45%	2.46%	2.47%[4]
Net investment income (loss)	(1.92)%	(1.87)%	(1.31)%	(1.56)%	(1.65)%
Expense waiver/reimbursement[5]	0.04%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,690	$141,074	$135,883	$144,284	$306,011
Portfolio turnover[6]	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.47% for the year ended October 31, 2017, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.82	$6.28	$6.04	$6.07	$5.28
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.09)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	1.58	1.33	1.09	0.69	1.37
Total From Investment Operations	1.47	1.24	1.04	0.63	1.31
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$7.79	$6.82	$6.28	$6.04	$6.07
Total Return[2]	22.30%	21.64%	19.48%	11.62%	26.92%
Ratios to Average Net Assets:
Net expenses[3]	1.95%	1.95%	1.95%	1.95%	1.95%[4]
Net investment income (loss)	(1.45)%	(1.40)%	(0.81)%	(1.03)%	(1.14)%
Expense waiver/reimbursement[5]	0.25%	0.25%	0.26%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,582,064	$4,848,579	$4,313,852	$3,877,851	$3,704,278
Portfolio turnover[6]	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2017, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2017[1]
	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$6.98	$6.39	$6.11	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)[2]	(0.07)	(0.06)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.62	1.35	1.10	0.70	1.19
Total From Investment Operations	1.55	1.29	1.08	0.67	1.16
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	—
Net Asset Value, End of Period	$8.03	$6.98	$6.39	$6.11	$6.10
Total Return[3]	22.96%	22.11%	19.98%	12.29%	23.48%
Ratios to Average Net Assets:
Net expenses[4]	1.42%	1.44%	1.45%	1.46%	1.47%[5,6]
Net investment income (loss)	(0.92)%	(0.89)%	(0.31)%	(0.52)%	(0.67)%[5]
Expense waiver/reimbursement[7]	0.04%	0.03%	0.03%	0.03%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$808,904	$640,411	$452,014	$325,596	$198,762
Portfolio turnover[8]	34%	38%	42%	33%	47%[9]

1	Reflects operations for the period from December 29, 2016 (commencement of operations) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the period from December 29, 2016
(commencement of operations) to October 31, 2017, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $223,018,437 of securities loaned and $674,934,264 of investment in affiliated holdings and $930,640,073 of investment in affiliated companies* (identified cost $4,735,519,158)	$8,873,633,059
Cash denominated in foreign currencies (identified cost $57,967)	56,865
Income receivable	381,571
Income receivable from affiliated holdings	13,943
Receivable for investments sold	10,206,123
Receivable for shares sold	2,193,089
Total Assets	8,886,484,650
Liabilities:
Payable for investments purchased	55,523,396
Payable for shares redeemed	5,784,907
Payable for collateral due to broker for securities lending (Note 2)	232,561,803
Payable for investment adviser fee (Note 5)	883,663
Payable for administrative fee (Note 5)	55,062
Payable for distribution services fee (Note 5)	1,863,082
Payable for other service fees (Notes 2 and 5)	3,987,638
Accrued expenses (Note 5)	443,585
Total Liabilities	301,103,136
Net assets for 1,107,417,172 shares outstanding	$8,585,381,514
Net Assets Consist of:
Paid-in capital	$3,860,244,604
Total distributable earnings (loss)	4,725,136,910
Total Net Assets	$8,585,381,514
Annual Shareholder Report
21

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($2,023,577,259 ÷ 260,498,276 shares outstanding), no par value, unlimited shares authorized	$7.77
Offering price per share (100/94.50 of $7.77)	$8.22
Redemption proceeds per share	$7.77
Class B Shares:
Net asset value per share ($31,147,206 ÷ 5,345,919 shares outstanding), no par value, unlimited shares authorized	$5.83
Offering price per share	$5.83
Redemption proceeds per share (94.50/100 of $5.83)	$5.51
Class C Shares:
Net asset value per share ($139,689,607 ÷ 24,049,413 shares outstanding), no par value, unlimited shares authorized	$5.81
Offering price per share	$5.81
Redemption proceeds per share (99.00/100 of $5.81)	$5.75
Class R Shares:
Net asset value per share ($5,582,063,808 ÷ 716,845,200 shares outstanding), no par value, unlimited shares authorized	$7.79
Offering price per share	$7.79
Redemption proceeds per share	$7.79
Institutional Shares:
Net asset value per share ($808,903,634 ÷ 100,678,364 shares outstanding), no par value, unlimited shares authorized	$8.03
Offering price per share	$8.03
Redemption proceeds per share	$8.03

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $639,935 received from affiliated companies and holdings* and net of foreign taxes withheld of $793,028)	$40,111,537
Net income on securities loaned (includes $254,601 received from affiliated holdings* related to cash collateral balances) (Note 2)	1,910,356
Interest	2,952
TOTAL INCOME	42,024,845
Expenses:
Investment adviser fee (Note 5)	108,451,481
Administrative fee (Note 5)	6,521,602
Custodian fees	496,316
Transfer agent fees (Note 2)	5,421,028
Directors’/Trustees’ fees (Note 5)	45,221
Auditing fees	43,100
Legal fees	11,029
Portfolio accounting fees	213,937
Distribution services fee (Note 5)	33,329,096
Other service fees (Notes 2 and 5)	18,864,152
Share registration costs	147,046
Printing and postage	169,952
Miscellaneous (Note 5)	70,535
TOTAL EXPENSES	173,784,495
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,474,309)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(11,295,217)
TOTAL WAIVERS AND REIMBURSEMENT	(14,769,526)
Net expenses	159,014,969
Net investment loss	(116,990,124)
Annual Shareholder Report
23

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized gain of $14,304,222 on sales of investments in affiliated companies and holdings*)	$781,844,454
Net realized loss on foreign currency transactions	(214,011)
Net realized loss on futures contracts	(775,914)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $35,604,477 on investments in affiliated companies and holdings*)	972,912,704
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(3,293)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1,753,763,940
Change in net assets resulting from operations	$1,636,773,816

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(116,990,124)	$(96,269,547)
Net realized gain (loss)	780,854,529	555,280,723
Net change in unrealized appreciation/depreciation	972,909,411	894,486,034
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,636,773,816	1,353,497,210
Distributions to Shareholders:
Class A Shares	(132,230,914)	(181,579,785)
Class B Shares	(3,299,219)	(5,592,184)
Class C Shares	(13,420,138)	(18,875,257)
Class R Shares	(353,888,255)	(480,511,980)
Institutional Shares	(46,545,249)	(49,190,997)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(549,383,775)	(735,750,203)
Share Transactions:
Proceeds from sale of shares	506,750,596	562,648,735
Net asset value of shares issued to shareholders in payment of distributions declared	484,330,943	649,963,701
Cost of shares redeemed	(967,176,209)	(929,029,673)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,905,330	283,582,763
Change in net assets	1,111,295,371	901,329,770
Net Assets:
Beginning of period	7,474,086,143	6,572,756,373
End of period	$8,585,381,514	$7,474,086,143
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Annual Shareholder Report
26

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
27

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
28

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $14,769,526 is disclosed in Note 5.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$1,325,838
Class B Shares	23,121
Class C Shares	99,027
Class R Shares	3,452,249
Institutional Shares	520,793
TOTAL	$5,421,028
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report
29

For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$4,945,331
Class B Shares	86,521
Class C Shares	370,436
Class R Shares	13,461,864
TOTAL	$18,864,152
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Annual Shareholder Report
30

At October 31, 2021, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $7,705,114. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(775,914)
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Annual Shareholder Report
31

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$223,018,437	$232,561,803
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report
32

Additional information on restricted securities held at October 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Adagio Therapeutics, Inc.	8/6/2021	$9,185,100	$15,798,372
Agnico Eagle Mines Ltd.	12/26/2018	$64,446,178	$79,575,000
Apollo Investment Fund V	5/18/2001	$0	$85,701
Blue Owl Capital, Inc.	5/24/2021	$3,298,891	$4,741,000
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$302,782
Fisker, Inc.	10/29/2020	$9,740,000	$15,632,700
Immatics N.V. - Restricted	6/30/2020	$4,000,000	$5,732,000
Latin Healthcare Fund	11/28/2000	$0	$287,839
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,067,037	$109,479,435	21,508,041	$134,518,515
Shares issued to shareholders in payment of distributions declared	17,650,372	124,435,121	29,190,075	170,761,938
Shares redeemed	(38,204,058)	(280,361,852)	(44,773,440)	(277,052,292)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,486,649)	$(46,447,296)	5,924,676	$28,228,161
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	39,714	$219,298	214,763	$992,781
Shares issued to shareholders in payment of distributions declared	598,462	3,177,833	1,194,132	5,409,421
Shares redeemed	(2,034,324)	(11,230,539)	(2,960,752)	(14,527,481)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,396,148)	$(7,833,408)	(1,551,857)	$(8,125,279)
Annual Shareholder Report
33

	Year Ended 10/31/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,357,830	$18,375,189	6,283,847	$30,283,907
Shares issued to shareholders in payment of distributions declared	2,425,908	12,857,313	3,892,750	17,556,301
Shares redeemed	(8,749,851)	(47,655,601)	(10,390,614)	(49,763,404)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,966,113)	$(16,423,099)	(214,017)	$(1,923,196)
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	16,408,632	$118,973,341	21,264,578	$130,904,639
Shares issued to shareholders in payment of distributions declared	42,729,473	302,097,374	70,031,266	411,083,530
Shares redeemed	(53,457,965)	(393,343,125)	(66,961,751)	(413,516,201)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	5,680,140	$27,727,590	24,334,093	$128,471,968
	Year Ended 10/31/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,363,850	$259,703,333	40,798,357	$265,948,893
Shares issued to shareholders in payment of distributions declared	5,752,521	41,763,302	7,550,587	45,152,511
Shares redeemed	(31,124,767)	(234,585,092)	(27,409,009)	(174,170,295)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,991,604	$66,881,543	20,939,935	$136,931,109
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,822,834	$23,905,330	49,432,830	$283,582,763
Redemption Fees
Effective January 1, 2021, the redemption fee for the Fund’s Class R Shares was eliminated. Prior to January 1, 2021, the Fund’s Class R Shares imposed a redemption fee of 0.20% on the redemption price of the Fund’s Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee was applied to the Fund’s Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, were added to the Fund’s assets. Shares acquired through employer-sponsored retirement plans were not subject to the redemption fee. However, if shares were purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not have applied. In addition, this waiver did not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the years ended October 31, 2021 and October 31, 2020, redemption fees of $112,812 and $645,278, respectively, were allocated to cover the cost of redemptions.
Annual Shareholder Report
34

4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended October 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(29,170,360)	$29,170,360
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Long-term capital gains	$549,383,775	$735,750,203
As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$4,106,621,479
Undistributed long-term capital gains	$720,122,188
Ordinary loss deferrals	$(101,606,757)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, partnership adjustments, litigation settlement, non-taxable dividends and passive foreign investment company adjustments.
At October 31, 2021, the cost of investments for federal tax purposes was $4,767,006,324. The net unrealized appreciation of investments for federal tax purposes was $4,106,626,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,330,198,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $223,571,880.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2021, for federal income tax purposes, a late year ordinary loss of $101,606,757 was deferred to November 1, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed
Annual Shareholder Report
35

1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Adviser voluntarily waived $2,803,381 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Adviser reimbursed $670,928.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2021, the Sub-Adviser earned a fee of $88,930,215.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
36

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$4,951,928	$—
Class B Shares	259,564	—
Class C Shares	1,111,307	—
Class R Shares	27,006,297	(11,295,217)
TOTAL	$33,329,096	$(11,295,217)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2021, FSC retained $20,041,896 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2021, FSC retained $99,527 in sales charges from the sale of Class A Shares. FSC also retained $9,200, $9,830 and $10,033 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended October 31, 2021, FSSC received $9,616,385 of the other service fees disclosed in Note 2.
Annual Shareholder Report
37

Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2021 the Fund had total commitments to limited partnerships and limited liability companies of $35,957,452; of this amount, $35,262,108 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,054,247 and $11,952,750, respectively. Net realized loss recognized on these transactions was $87,401.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$2,911,183,972
Sales	$2,612,789,620
Annual Shareholder Report
38

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At October 31, 2021, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
United States	84.7%
Canada	4.6%
Netherlands	3.5%
China	2.3%
Italy	1.8%
Denmark	1.0%
Bermuda	1.0%
Ireland	1.0%
Brazil	0.8%
Switzerland	0.8%
Cayman Islands	0.5%
Sweden	0.5%
Israel	0.4%
Kampuchea, Democratic	0.3%
United Kingdom	0.2%
Germany, Federal Republic of	0.0%
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report
39

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2021, the amount of long-term capital gains designated by the Fund was $549,383,775.
Annual Shareholder Report
40

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Hermes Equity Funds AND SHAREHOLDERS OF Federated Hermes Kaufmann Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
41

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2021
Annual Shareholder Report
42

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
43

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,077.70	$10.05
Class B Shares	$1,000	$1,075.60	$12.66
Class C Shares	$1,000	$1,073.90	$12.65
Class R Shares	$1,000	$1,077.50	$10.21
Institutional Shares	$1,000	$1,079.30	$7.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.53	$9.75
Class B Shares	$1,000	$1,013.01	$12.28
Class C Shares	$1,000	$1,013.01	$12.28
Class R Shares	$1,000	$1,015.38	$9.91
Institutional Shares	$1,000	$1,018.05	$7.22

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.92%
Class B Shares	2.42%
Class C Shares	2.42%
Class R Shares	1.95%
Institutional Shares	1.42%
Annual Shareholder Report
44

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust business affairs and for exercising all the Trust powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 9 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report
47

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
48

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report
49

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report
50

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Kaufmann Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report
51

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report
52

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report
53

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report
54

The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report
55

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Annual Shareholder Report
56

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any comparable fund or account clients in the style of the Fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Annual Shareholder Report
57

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the
Annual Shareholder Report
58

independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
59

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
The CCO Fee Evaluation Report also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report
60

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
61

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
62

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
63

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26396 (12/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021, was 31.46% for the Class A Shares, 30.47% for the Class C Shares, 30.94% for the Class R Shares, 31.79% for the Institutional Shares and 31.86% for the R6 Shares. The total return of the Russell 1000® Growth Index (R1000G),1 the Fund’s broad-based securities market index, was 43.21% for the same period. The total return of the Morningstar Large Growth Funds Average (MLGFA),2 a peer group average for the Fund, was 39.55% for the same period. The Fund’s and MLGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund’s investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund’s performance relative to the R1000G.
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the R1000G.
MARKET OVERVIEW
During the reporting period, returns in most global equity markets were positive as economic growth rebounded from devastating levels during the global pandemic. This was helped by a global, synchronized stimulus from both fiscal and monetary policies around the world. This led to a rebound in economic data in the first half of 2021, from rehiring to industrial orders accelerating. Though there is momentum in the economy after its initial drop from the pandemic lockdowns, uncertainty around variants of the virus, and around potential responses from global central banks and governments, remain a top concern for investors.
STOCK SELECTION
The key factors affecting performance from a macroeconomic standpoint were the pandemic’s damage to the economies around the world followed by unprecedented stimulus from governments around the world, both fiscal and monetary. These monetary accommodations, combined with a more aggressive fiscal stance, helped to boost the S&P 500 Index4 constituents for much of 2021. The profitability of many of the companies in which the Fund invested remained strong throughout the reporting period. Fund management continued to seek what it viewed as attractive growth investment opportunities, such as companies it viewed as dominant competitors, possessing strengthening fundamentals, with the potential to deliver both near-term and long-term growth in sales and earnings.
Annual Shareholder Report
1

The majority of the Fund’s underperformance relative to the R1000G was due to both stock selection and sector weighting particularly in Information Technology, Consumer Discretionary and Communication Services. Individual companies that most contributed to the Fund’s performance during the reporting period were Microsoft Corporation, Moderna, Inc., Alphabet, Inc., KKR & Co, Inc. and Goldman Sachs Group, Inc. Holdings that negatively impacted the Fund’s performance were Alibaba Group, GDS Holdings Ltd, Splunk, Inc. and New Fortress Energy, Inc.
SECTOR EXPOSURE
At the end of the reporting period, approximately 75% of the portfolio was invested in four large sectors: Information Technology, Health Care, Consumer Discretionary and Financials. These sectors have historically provided good opportunities for bottom-up growth investors. Stock selection in both Health Care and Information Technology benefited relative performance compared to the R1000G.
INTERNATIONAL EXPOSURE
Stock selection of companies domiciled outside the U.S. was a positive contributor to Fund performance; however, their group weight was a negative contributor. Approximately 9.9% of the Fund’s assets were invested in such companies during the reporting period.
EFFECT OF CASH HOLDINGS
The Fund had an average cash position of 1.34% during the reporting period. In a rising market, the cash holdings resulted in a modest drag on relative Fund performance versus the R1000G.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the R1000G.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
3
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
4
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Kaufmann Large Cap Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Russell 1000® Growth Index (R1000G)2 and the Morningstar Large Growth Funds Average (MLGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

■ Total returns shown for Class A shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report
3

Average Annual Total Returns for the Period Ended 10/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	24.23%	19.53%	16.78%
Class C Shares	29.47%	19.97%	16.71%
Class R Shares	30.94%	20.43%	16.98%
Institutional Shares	31.79%	21.20%	17.73%
R6 Shares[4]	31.86%	21.27%	17.79%
R1000G	43.21%	25.49%	19.42%
MLGFA	39.55%	22.95%	17.43%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The R1000G and the MLGFA have been adjusted to reflect the reinvestment of dividends on securities in the index and average.
2
The R1000G Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s R6 Shares commenced operations on December 30, 2013. For the period prior to the commencement of operations of R6 Shares, the performance information shown is for the Fund’s Institutional Shares adjusted to reflect expenses of the R6 Shares for each year for which the expenses of R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	26.4%
Health Care	23.9%
Consumer Discretionary	13.8%
Financials	10.5%
Industrials	8.2%
Communication Services	7.8%
Materials	3.7%
Consumer Staples	1.7%
Real Estate	1.5%
Energy	1.3%
Utilities	0.5%
Securities Lending Collateral[2]	0.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100%

1
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
October 31, 2021
Shares			Value
		COMMON STOCKS— 99.3%
	[1]	Communication Services— 7.8%
66,500		Alphabet, Inc., Class A	$196,901,180
287,000		Facebook, Inc.	92,864,590
714,000		T-Mobile USA, Inc.	82,131,420
		TOTAL	371,897,190
		Consumer Discretionary— 13.8%
245,000	[1]	Airbnb, Inc.	41,811,700
164,000	[1]	Alibaba Group Holding Ltd., ADR	27,050,160
48,162	[1]	Amazon.com, Inc.	162,422,973
22,630	[1]	Chipotle Mexican Grill, Inc.	40,259,449
250,000	[1]	Etsy, Inc.	62,672,500
237,500	[1]	Floor & Decor Holdings, Inc.	32,281,000
129,300		Home Depot, Inc.	48,065,982
171,600	[1]	Lululemon Athletica, Inc.	79,967,316
15,000	[1]	Mercadolibre, Inc.	22,215,300
20	[1,2]	New Cotai LLC/Capital	0
332,300		Nike, Inc., Class B	55,590,467
39,400	[1]	Tesla, Inc.	43,891,600
585,100		TJX Cos., Inc.	38,318,199
		TOTAL	654,546,646
		Consumer Staples— 1.7%
123,900		Costco Wholesale Corp.	60,901,806
67,500		Estee Lauder Cos., Inc., Class A	21,892,275
		TOTAL	82,794,081
		Energy— 1.3%
475,000	[3]	New Fortress Energy, Inc.	14,250,000
1,406,500		Schlumberger Ltd.	45,373,690
		TOTAL	59,623,690
		Financials— 10.5%
123,600		BlackRock, Inc.	116,611,656
50,000	[1]	Coinbase Global, Inc.	15,971,000
222,500		Goldman Sachs Group, Inc.	91,970,375
535,000		JPMorgan Chase & Co.	90,891,150
1,672,200		KKR & Co., Inc., Class Common	133,224,174
75,000		MSCI, Inc., Class A	49,866,000
		TOTAL	498,534,355
		Health Care— 23.9%
200,000		Abbott Laboratories	25,778,000
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
565,000	[1]	Alnylam Pharmaceuticals, Inc.	$90,151,400
233,400	[1]	Argenx SE, ADR	70,477,464
405,000	[1]	Catalent, Inc.	55,833,300
45,000	[1]	Charles River Laboratories International, Inc.	20,190,600
175,000		Danaher Corp.	54,559,750
127,553	[1]	Dexcom, Inc.	79,492,305
542,511	[1]	Edwards Lifesciences Corp.	65,003,668
265,000	[1,3]	Genmab A/S	119,297,364
124,400	[1]	IDEXX Laboratories, Inc.	82,867,816
45,600	[1]	Intuitive Surgical, Inc.	16,467,528
107,800	[1]	Moderna, Inc.	37,213,638
500,000	[1]	Natera, Inc.	57,285,000
121,000	[1]	Sarepta Therapeutics, Inc.	9,574,730
125,300		Stryker Corp.	33,338,571
725,000	[1]	Ultragenyx Pharmaceutical, Inc.	60,842,000
360,000	[1]	Veeva Systems, Inc.	114,123,600
125,000	[1]	Vertex Pharmaceuticals, Inc.	23,116,250
338,100	[1,3]	Zai Lab Ltd.	35,360,190
396,000		Zoetis, Inc.	85,615,200
		TOTAL	1,136,588,374
		Industrials— 8.2%
1,100,000	[1]	CoStar Group, Inc.	94,655,000
118,850	[1]	Generac Holdings, Inc.	59,253,856
847,000		IHS Markit Ltd.	110,719,840
683,200		Trane Technologies PLC	123,611,376
		TOTAL	388,240,072
		Information Technology— 26.4%
20,500	[1]	Adobe, Inc.	13,332,380
260,000	[1]	Advanced Micro Devices, Inc.	31,259,800
530,500		Apple, Inc.	79,468,900
200,000	[1]	GoDaddy, Inc.	13,834,000
881,500		Marvell Technology, Inc.	60,382,750
281,300		Mastercard, Inc.	94,381,776
715,000		Microsoft Corp.	237,108,300
60,000		NVIDIA Corp.	15,340,200
880,000	[1]	PagSeguro Digital Ltd.	31,856,000
110,000	[1]	PayPal Holdings, Inc.	25,584,900
150,000		Qualcomm, Inc.	19,956,000
600,000	[1]	Qualtrics International, Inc.	27,792,000
547,000	[1]	Salesforce.com, Inc.	163,930,430
254,100	[1]	ServiceNow, Inc.	177,300,816
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
33,400	[1]	Shopify, Inc.	$48,988,782
322,800	[1]	Splunk, Inc.	53,203,896
133,000	[1]	Unity Software, Inc.	20,124,230
426,900		Visa, Inc., Class A	90,404,613
178,500	[1]	Workday, Inc.	51,761,430
		TOTAL	1,256,011,203
		Materials— 3.7%
204,500		Ecolab, Inc.	45,443,990
417,300		Sherwin-Williams Co.	132,121,353
		TOTAL	177,565,343
		Real Estate— 1.5%
240,000		Crown Castle International Corp.	43,272,000
200,000		ProLogis, Inc.	28,992,000
		TOTAL	72,264,000
		Utilities— 0.5%
300,000		NextEra Energy, Inc.	25,599,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,020,984,676)	4,723,663,954
		INVESTMENT COMPANIES— 1.2%
12,681,451		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	12,681,451
43,273,672		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	43,282,327
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $55,961,168)	55,963,778
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $2,076,945,844)[5]	4,779,627,732
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(22,296,203)
		TOTAL NET ASSETS—100%	$4,757,331,529
Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales
Health Care:
Ultragenyx Pharmaceutical, Inc.	$74,370,000	$4,079,762	$(6,295,281)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$74,370,000	$4,079,762	$(6,295,281)
Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income

$(14,007,114)	$2,694,633	$60,842,000	725,000	$—
$(14,007,114)	$2,694,633	$60,842,000	725,000	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$34,056,266	$67,538,330	$101,594,596
Purchases at Cost	$391,166,249	$1,085,047,855	$1,476,214,104
Proceeds from Sales	$(412,541,064)	$(1,109,286,893)	$(1,521,827,957)
Change in Unrealized Appreciation/ Depreciation	N/A	$(6,030)	$(6,030)
Net Realized Gain/(Loss)	N/A	$(10,935)	$(10,935)
Value as of 10/31/2021	$12,681,451	$43,282,327	$55,963,778
Shares Held as of 10/31/2021	12,681,451	43,273,672	55,955,123
Dividend Income	$5,053	$39,489	$44,542

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,083,172,045.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Annual Shareholder Report
11

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,110,929,088	$—	$0	$4,110,929,088
International	458,077,312	154,657,554	—	612,734,866
Investment Companies	55,963,778	—	—	55,963,778
TOTAL SECURITIES	$4,624,970,178	$154,657,554	$0	$4,779,627,732

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.46	$27.39	$24.76	$23.38	$18.86
Income From Investment Operations:
Net investment income (loss)[1]	(0.21)	(0.10)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	9.88	5.42	5.17	1.77	4.58
Total From Investment Operations	9.67	5.32	5.10	1.72	4.52
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$39.89	$31.46	$27.39	$24.76	$23.38
Total Return[2]	31.46%	20.14%	22.76%	7.45%	23.97%
Ratios to Average Net Assets:
Net expenses[3]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.57)%	(0.36)%	(0.29)%	(0.20)%	(0.19)%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$953,814	$741,584	$616,124	$539,812	$609,630
Portfolio turnover[5]	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.08	$24.76	$22.77	$21.69	$17.64
Income From Investment Operations:
Net investment income (loss)[1]	(0.42)	(0.29)	(0.24)	(0.22)	(0.32)
Net realized and unrealized gain (loss)	8.76	4.86	4.70	1.64	4.37
Total From Investment Operations	8.34	4.57	4.46	1.42	4.05
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$35.18	$28.08	$24.76	$22.77	$21.69
Total Return[2]	30.47%	19.21%	21.85%	6.64%	22.96%
Ratios to Average Net Assets:
Net expenses[3]	1.85%	1.85%	1.85%	1.85%	1.86%
Net investment income (loss)	(1.33)%	(1.11)%	(1.05)%	(0.97)%	(0.96)%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$355,877	$372,382	$399,208	$387,474	$445,081
Portfolio turnover[5]	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.58	$25.92	$23.64	$22.42	$18.16
Income From Investment Operations:
Net investment income (loss)[1]	(0.32)	(0.20)	(0.16)	(0.14)	(0.18)
Net realized and unrealized gain (loss)	9.25	5.11	4.91	1.70	4.44
Total From Investment Operations	8.93	4.91	4.75	1.56	4.26
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$37.27	$29.58	$25.92	$23.64	$22.42
Total Return[2]	30.94%	19.69%	22.32%	7.05%	23.46%
Ratios to Average Net Assets:
Net expenses[3]	1.47%	1.46%	1.46%	1.47%	1.47%
Net investment income (loss)	(0.95)%	(0.72)%	(0.65)%	(0.59)%	(0.58)%
Expense waiver/reimbursement[4]	0.13%	0.14%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,883	$76,374	$74,919	$70,350	$79,138
Portfolio turnover[5]	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.53	$28.21	$25.37	$23.89	$19.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.03)	(0.01)	0.01	(0.01)
Net realized and unrealized gain (loss)	10.23	5.60	5.32	1.81	4.68
Total From Investment Operations	10.11	5.57	5.31	1.82	4.67
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$41.40	$32.53	$28.21	$25.37	$23.89
Total Return[2]	31.79%	20.46%	23.07%	7.72%	24.30%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.83%	0.84%
Net investment income (loss)	(0.32)%	(0.10)%	(0.03)%	0.05%	0.05%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,090,630	$2,635,157	$2,264,174	$1,998,725	$2,024,361
Portfolio turnover[5]	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.68	$28.32	$25.44	$23.94	$19.26
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.02)	0.01	0.03	0.02
Net realized and unrealized gain (loss)	10.28	5.63	5.34	1.81	4.66
Total From Investment Operations	10.18	5.61	5.35	1.84	4.68
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$41.62	$32.68	$28.32	$25.44	$23.94
Total Return[2]	31.86%	20.52%	23.17%	7.79%	24.30%
Ratios to Average Net Assets:
Net expenses[3]	0.77%	0.77%	0.77%	0.77%	0.78%
Net investment income (loss)	(0.26)%	(0.06)%	0.04%	0.11%	0.11%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$274,128	$228,285	$129,987	$154,136	$102,285
Portfolio turnover[5]	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $15,167,957 of securities loaned and $55,963,778 of investment in affiliated holdings and $60,842,000 of investment in an affiliated company* (identified cost $2,076,945,844)	$4,779,627,732
Income receivable	1,242,039
Income receivable from affiliated holdings	9,035
Receivable for shares sold	2,141,765
Total Assets	4,783,020,571
Liabilities:
Payable for investments purchased	4,951,062
Payable for shares redeemed	3,276,228
Payable for collateral due to broker for securities lending (Note 2)	15,781,451
Payable for investment adviser fee (Note 5)	260,134
Payable for administrative fee (Note 5)	30,389
Payable for Directors’/Trustees’ fees (Note 5)	1,334
Payable for distribution services fee (Note 5)	252,138
Payable for other service fees (Notes 2 and 5)	484,832
Accrued expenses (Note 5)	651,474
Total Liabilities	25,689,042
Net assets for 117,492,815 shares outstanding	$4,757,331,529
Net Assets Consist of:
Paid-in capital	$1,485,834,679
Total distributable earnings (loss)	3,271,496,850
Total Net Assets	$4,757,331,529
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($953,813,971 ÷ 23,911,818 shares outstanding), no par value, unlimited shares authorized	$39.89
Offering price per share (100/94.50 of $39.89)	$42.21
Redemption proceeds per share	$39.89
Class C Shares:
Net asset value per share ($355,876,771 ÷ 10,117,011 shares outstanding), no par value, unlimited shares authorized	$35.18
Offering price per share	$35.18
Redemption proceeds per share (99.00/100 of $35.18)	$34.83
Class R Shares:
Net asset value per share ($82,883,470 ÷ 2,223,635 shares outstanding), no par value, unlimited shares authorized	$37.27
Offering price per share	$37.27
Redemption proceeds per share	$37.27
Institutional Shares:
Net asset value per share ($3,090,629,664 ÷ 74,654,281 shares outstanding), no par value, unlimited shares authorized	$41.40
Offering price per share	$41.40
Redemption proceeds per share	$41.40
Class R6 Shares:
Net asset value per share ($274,127,653 ÷ 6,586,070 shares outstanding), no par value, unlimited shares authorized	$41.62
Offering price per share	$41.62
Redemption proceeds per share	$41.62

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $31,400 received from affiliated holdings* and net of foreign taxes withheld of $6,061)	$23,070,051
Net income on securities loaned (includes $13,142 received from affiliated holdings related to cash collateral balances*) (Note 2)	268,288
TOTAL INCOME	23,338,339
Expenses:
Investment adviser fee (Note 5)	34,074,032
Administrative fee (Note 5)	3,551,242
Custodian fees	184,573
Transfer agent fees (Note 2)	3,438,435
Directors’/Trustees’ fees (Note 5)	24,994
Auditing fees	39,700
Legal fees	17,056
Portfolio accounting fees	213,379
Distribution services fee (Note 5)	3,248,309
Other service fees (Notes 2 and 5)	3,094,687
Share registration costs	141,989
Printing and postage	117,744
Miscellaneous (Note 5)	54,740
TOTAL EXPENSES	48,200,880
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,679,155)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(239,265)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,918,420)
Net expenses	44,282,460
Net investment loss	(20,944,121)
Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized gain of $2,683,698 on sales of investments in an affiliated company and holdings*)	$595,111,186
Net realized loss on foreign currency transactions	(74,247)
Net realized loss on foreign exchange contracts	(480)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(14,013,144) on investments in an affiliated company and holdings*)	650,377,898
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(935)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	1,245,413,422
Change in net assets resulting from operations	$1,224,469,301

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(20,944,121)	$(10,023,747)
Net realized gain (loss)	595,036,459	159,806,653
Net change in unrealized appreciation/depreciation	650,376,963	559,101,351
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,224,469,301	708,884,257
Distributions to Shareholders:
Class A Shares	(29,185,169)	(27,739,831)
Class C Shares	(16,216,602)	(19,782,104)
Class R Shares	(3,184,899)	(3,584,383)
Institutional Shares	(100,008,954)	(100,227,060)
Class R6 Shares	(8,646,781)	(5,822,981)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(157,242,405)	(157,156,359)
Share Transactions:
Proceeds from sale of shares	681,892,322	993,455,302
Net asset value of shares issued to shareholders in payment of distributions declared	143,517,460	142,093,834
Cost of shares redeemed	(1,189,087,037)	(1,117,906,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(363,677,255)	17,642,271
Change in net assets	703,549,641	569,370,169
Net Assets:
Beginning of period	4,053,781,888	3,484,411,719
End of period	$4,757,331,529	$4,053,781,888
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
23

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report
24

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
25

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,918,420 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$609,096	$(8,189)
Class C Shares	321,580	—
Class R Shares	206,242	—
Institutional Shares	2,275,413	(190,258)
Class R6 Shares	26,104	—
TOTAL	$3,438,435	$(198,447)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,147,977
Class C Shares	946,710
TOTAL	$3,094,687
Annual Shareholder Report
26

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker, in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the year ended October 31, 2021, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Annual Shareholder Report
27

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $8 and $14,897, respectively. This is based on the contracts held as of each month-end throughout the year fiscal period.
At October 31, 2021, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
28

Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$15,167,957	$15,781,451
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(480)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
29

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,139,085	$147,506,630	5,398,613	$156,081,874
Shares issued to shareholders in payment of distributions declared	779,671	26,274,916	956,117	25,901,215
Shares redeemed	(4,580,459)	(162,972,930)	(5,277,358)	(148,210,788)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	338,297	$10,808,616	1,077,372	$33,772,301
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	822,226	$25,689,252	1,891,613	$47,851,501
Shares issued to shareholders in payment of distributions declared	520,267	15,571,580	700,823	17,065,052
Shares redeemed	(4,487,301)	(141,991,027)	(5,456,255)	(142,329,474)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,144,808)	$(100,730,195)	(2,863,819)	$(77,412,921)
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	335,775	$11,198,699	456,374	$12,131,973
Shares issued to shareholders in payment of distributions declared	99,277	3,137,168	135,826	3,471,704
Shares redeemed	(793,557)	(26,490,789)	(900,990)	(23,989,524)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(358,505)	$(12,154,922)	(308,790)	$(8,385,847)
	Year Ended 10/31/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,727,425	$431,702,197	23,415,291	$665,462,963
Shares issued to shareholders in payment of distributions declared	2,629,176	91,758,251	3,279,403	91,659,306
Shares redeemed	(20,712,813)	(771,083,051)	(25,942,103)	(752,284,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,356,212)	$(247,622,603)	752,591	$4,838,188
Annual Shareholder Report
30

	Year Ended 10/31/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,729,121	$65,795,544	3,917,836	$111,926,991
Shares issued to shareholders in payment of distributions declared	193,201	6,775,545	142,429	3,996,557
Shares redeemed	(2,321,935)	(86,549,240)	(1,664,861)	(51,092,998)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(399,613)	$(13,978,151)	2,395,404	$64,830,550
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,920,841)	$(363,677,255)	1,052,758	$17,642,271
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended October 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(11,160,162)	$11,160,162
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Long-term capital gains	$157,242,405	$157,156,359
As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$2,696,447,814
Undistributed long-term capital gains	$594,633,640
Capital loss carryforwards and deferrals	$19,584,604
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and litigation settlement.
At October 31, 2021, the cost of investments for federal tax purposes was $2,083,172,045. The net unrealized appreciation of investments for federal tax purposes was $2,696,455,687. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,715,971,777 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,516,090.
Annual Shareholder Report
31

Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2021, for federal income tax purposes, a late year ordinary loss of $19,584,604 was deferred to November 1, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Adviser voluntarily waived $3,625,784 of its fee and voluntarily reimbursed $198,447 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Adviser reimbursed $53,371.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2021, the Sub-Adviser earned a fee of $27,940,706.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
32

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$2,840,131	$—
Class R Shares	408,178	(40,818)
TOTAL	$3,248,309	$(40,818)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2021, FSC retained $174,287 of fees paid by the Fund. For the year ended October 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2021, FSC retained $86,274 in sales charges from the sale of Class A Shares. FSC also retained $6,362 of CDSC relating to redemptions of Class A Shares and $17,693 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended October 31, 2021, FSSC received $48,178 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed
Annual Shareholder Report
33

1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2021, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,053,800. Net realized loss recognized on these transactions was $285,668.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$1,235,790,886
Sales	$1,760,706,460
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology and Health Care sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Annual Shareholder Report
34

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2021, the amount of long-term capital gains designated by the Fund was $157,242,405.
Annual Shareholder Report
35

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED HERMES KAUFMANN LARGE CAP FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Large Cap Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
36

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
December 23, 2021
Annual Shareholder Report
37

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
38

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,115.50	$5.76
Class C Shares	$1,000	$1,111.20	$9.84
Class R Shares	$1,000	$1,113.20	$7.88
Institutional Shares	$1,000	$1,116.80	$4.43
Class R6 Shares	$1,000	$1,117.00	$4.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.76	$5.50
Class C Shares	$1,000	$1,015.88	$9.40
Class R Shares	$1,000	$1,017.74	$7.53
Institutional Shares	$1,000	$1,021.02	$4.23
Class R6 Shares	$1,000	$1,021.32	$3.92

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.85%
Class R Shares	1.48%
Institutional Shares	0.83%
Class R6 Shares	0.77%
Annual Shareholder Report
39

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 9 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
40

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report
42

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report
44

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report
45

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Kaufmann Large Cap Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report
46

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report
47

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report
48

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report
49

The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report
50

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the three-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
Annual Shareholder Report
51

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Annual Shareholder Report
52

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the
Annual Shareholder Report
53

independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
54

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report
55

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Large Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
56

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
57

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
58

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
39667 (12/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	A | FKASX	B | FKBSX	C | FKCSX
	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021, was 41.12% for the Class A Shares, 40.27% for the Class B Shares, 40.28% for the Class C Shares, 41.14% for the Class R Shares, 41.77% for the Institutional Shares and 41.78% for the Class R6 Shares. The total return of the Russell 2000® Growth Index (R2000G),1 the Fund’s broad-based securities market index, was 38.45% for the same period. The total return of the Morningstar Small Growth Funds Average (MSGFA),2 a peer group average for the Fund, was 45.00% for the same period. The Fund’s and MSGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund’s investment strategy focused on stock selection, sector exposure, international exposure3 and the effect of cash holdings. These were the most significant factors affecting the Fund’s performance relative to the R2000G.
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the R2000G.
MARKET OVERVIEW
During the reporting period, returns in most global equity markets were positive as economic growth rebounded from devastating levels during the global pandemic. This was helped by a global, synchronized stimulus from both fiscal and monetary policies around the world. This led to a rebound in economic data in the first half of 2021, from rehiring to industrial orders accelerating. Though there was momentum in the economy after its initial drop from the pandemic lockdowns, uncertainty around variants of the virus, and around potential responses from global central banks and governments, remained a top concern for investors.
STOCK SELECTION
The key factors affecting performance from a macroeconomic standpoint were the pandemic’s damage to the economies around the world followed by unprecedented stimulus from governments around the world, both fiscal and monetary. These monetary accommodations, combined with a more aggressive fiscal stance, helped to boost the S&P 500 Index4 constituents for much of 2021. The profitability of many of the companies in which the Fund invested remained strong throughout the reporting period. Fund management continued to seek what it viewed as attractive growth investment opportunities– companies it viewed as dominant competitors, possessing strengthening fundamentals, with the potential to deliver both near-term and long-term growth in sales and earnings.
Annual Shareholder Report

The majority of the Fund’s outperformance versus the R2000G was due to stock selection, particularly in Health Care, Information Technology and Financial Services. Individual companies that most contributed to Fund performance during the reporting period were Moderna, Inc., Nuvei, Dynavax Technologies, Cloudflare and Rapid7 Inc. Holdings that negatively impacted Fund performance were ON24, Inc., Turning Point Therapeutics, Grocery Outlet Holding, Vital Farms and Black Diamond Therapeutics.
SECTOR EXPOSURE
At the end of the reporting period, approximately 80% of the portfolio was invested in four large sectors: Health Care, Information Technology, Consumer Discretionary and Industrials. These sectors have historically provided good opportunities for bottom-up growth investors. Stocks selection in both Health Care and Information Technology benefited relative performance versus the R2000G.
INTERNATIONAL EXPOSURE
Stock selection of companies domiciled outside the U.S. was a positive contributor to Fund performance; however, their group weight was a negative contributor. Approximately 5.4% of the Fund’s assets were invested in such companies during the reporting period.
EFFECT OF CASH HOLDINGS
The Fund had an average cash position of 3.76% during the reporting period. In a rising market, the cash holdings resulted in a modest drag on relative Fund performance versus the R2000G.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000G.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
3
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
4
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Kaufmann Small Cap Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Russell 2000® Growth Index (R2000G)2 and the Morningstar Small Growth Funds Average (MSGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

■ Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■ Total returns shown for the Class B Shares include the maximum contingent deferred sales charge of 5.50%.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report
3

Average Annual Total Returns for the Period Ended 10/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	33.36%	26.00%	19.31%
Class B Shares	34.77%	26.50%	19.44%
Class C Shares	39.28%	26.66%	19.44%
Class R Shares	41.14%	27.47%	20.04%
Institutional Shares[4]	41.77%	28.01%	20.31%
Class R6 Shares[4]	41.78%	27.92%	20.22%
R2000G	38.45%	17.90%	14.57%
MSGFA	45.00%	20.79%	15.47%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The R2000G and the MSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.

The Fund’s Institutional Shares commenced operations on December 30, 2015. The Fund’s Class R6 Shares commenced operations on September 1, 2017. For the period prior to commencement of operations of the Institutional Shares and Class R6 Shares, the performance information shown is for the Fund’s Class A Shares and has not been adjusted to reflect expenses of the Institutional Shares or Class R6 Shares since Institutional Shares and Class R6 Shares have a lower expense ratio than Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to Class A Shares that may have occurred during the period prior to commencement of operations of Institutional Shares and Class R6 Shares. Additionally, the performance information shown above has been adjusted to reflect the absence of any sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	31.8%
Information Technology	23.1%
Consumer Discretionary	15.5%
Industrials	10.0%
Financials	7.6%
Real Estate	4.2%
Materials	3.0%
Consumer Staples	1.3%
Energy	1.1%
Communication Services	1.0%
Securities Lending Collateral[2]	6.5%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	(6.7)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2021
Shares			Value
		COMMON STOCKS— 98.4%
		Communication Services— 1.0%
400,000	[1]	Boat Rocker Media, Inc.	$2,281,836
25,000	[1]	Genius Sports Ltd.	463,500
2,500,000	[2]	Infrastrutture Wireless Italiane SPA	27,640,145
45,974	[1]	Motorsport Gaming U.S. LLC	542,033
1,000,000	[1,2]	Outbrain, Inc.	16,940,000
700,000	[1]	Perion Network Ltd.	19,894,000
1,500,000	[1]	Reservoir Media Management, Inc.	12,870,000
980,100	[1,2]	Tremor International Ltd., ADR	18,572,895
		TOTAL	99,204,409
		Consumer Discretionary— 15.5%
722,658	[1,2]	1stdibs.com, Inc.	12,386,358
1,560,000	[1]	Academy Sports and Outdoors, Inc.	66,736,800
150,000	[1]	Bright Horizons Family Solutions, Inc.	24,900,000
650,000	[1]	Chegg, Inc.	38,636,000
530,000		Choice Hotels International, Inc.	74,528,600
4,000,000	[1]	CTOS LLC	36,200,000
769,200	[1,2]	Custom Truck One Source, Inc.	6,961,260
415,000	[1,2]	DraftKings, Inc.	19,334,850
717,078	[1,2]	Dream Finders Homes, Inc.	11,380,028
537,500	[1,2]	Dutch Bros, Inc.	40,979,000
385,000	[1]	Etsy, Inc.	96,515,650
675,000	[1,2]	European Wax Center, Inc.	21,519,000
673,000	[1,2]	First Watch Restaurant Group, Inc.	14,523,340
1,170,000	[1,3]	Fisker, Inc.	18,778,500
255,000	[1,2]	Fiverr International Ltd.	43,439,250
690,000	[1]	Floor & Decor Holdings, Inc.	93,784,800
1,575,000	[1]	Global Fashion Group S.A.	14,159,096
1,000,000	[1,2]	GreenTree Hospitality Group Ltd., ADR	8,070,000
1,000,000	[1,2]	GrowGeneration Corp.	21,080,000
280,000	[1]	Just Eat Takeaway.com NV	20,125,980
906,800	[1]	Latham Group, Inc.	13,964,720
608,000	[1]	Lovesac Co./The	47,430,080
1,200,000	[1]	Mister Car Wash, Inc.	22,008,000
271,200		Moncler S.p.A	19,516,898
300,000	[1,2]	MYT Netherlands Parent B.V., ADR	7,920,000
36,200,000		NagaCorp Ltd.	33,213,106
900,000	[1,2]	National Vision Holdings, Inc.	55,476,000
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
621,000	[1]	Neogames SA	$23,070,150
250,000	[1,2]	Ollie’s Bargain Outlet Holding, Inc.	16,915,000
50,000	[1,2]	On Holding AG	1,708,000
1,400,000	[1]	Planet Fitness, Inc.	111,370,000
775,000	[1]	Revolve Group, Inc.	58,156,000
1,225,000	[1]	Six Flags Entertainment Corp.	50,384,250
420,594	[1]	Solo Brands, Inc.	7,722,106
800,000	[1,2]	Sportradar Group AG	16,720,000
950,000	[1,2]	Torrid Holdings, Inc.	14,288,000
710,000	[1,2]	Traeger, Inc.	13,411,900
650,000	[1]	Udemy, Inc.	17,806,750
151,000		Vail Resorts, Inc.	52,051,210
680,000		Wingstop, Inc.	117,279,600
1,465,000	[1,2]	Xponential Fitness, Inc.	24,758,500
1,070,000	[1]	YETI Holdings, Inc.	105,213,100
		TOTAL	1,514,421,882
		Consumer Staples— 1.3%
495,000	[1]	Freshpet, Inc.	77,175,450
737,000	[1]	Grocery Outlet Holding Corp.	16,354,030
1,150,000	[1,2]	The Duckhorn Portfolio, Inc.	22,241,000
770,000	[1]	Vital Farms, Inc.	12,643,400
		TOTAL	128,413,880
		Energy— 1.1%
775,000		Cactus, Inc.	33,712,500
460,000		Matador Resources Co.	19,251,000
1,811,731	[2]	New Fortress Energy, Inc.	54,351,930
		TOTAL	107,315,430
		Financials— 7.6%
800,000		AFC Gamma, Inc.	18,768,000
381,000		A-Mark Precious Metals, Inc.	28,571,190
1,600,000		Ares Management Corp.	135,584,000
1,670,115		Artisan Partners Asset Management, Inc.	82,737,497
1,000,000	[1]	BCLS Acquisition Corp.	9,910,000
1,487,499	[1]	CrossFirst Bankshares, Inc.	21,167,111
550,000	[1,2]	FAST Acquisition Corp.	7,166,500
4,530,000		FinecoBank Banca Fineco SPA	86,609,074
1,000,000		Hamilton Lane, Inc.	104,510,000
1,365,000		Moelis & Co.	99,290,100
1,000,000	[1]	Omega Alpha SPAC	9,770,000
2,776,503	[1,2]	P10, Inc.	34,706,287
368,025	[1]	SCVX Corp.	3,672,890
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
1,790,000		StepStone Group, Inc.	$84,094,200
4,200,000		Tel Aviv Stock Exchange Ltd.	22,950,695
		TOTAL	749,507,544
		Health Care— 31.6%
717,715	[1,2]	Adagio Therapeutics, Inc.	20,985,987
640,640	[1,4]	Adagio Therapeutics, Inc.	15,996,284
163,495	[1]	agilon health, Inc.	4,005,627
1,284,005	[1,2]	Akouos, Inc.	11,966,927
1,000,000	[1]	Albireo Pharma, Inc.	29,220,000
2,365,000	[1]	Alector, Inc.	51,415,100
1,475,000	[1]	Aligos Therapeutics, Inc.	23,496,750
2,000,000	[1]	Amphastar Pharmaceuticals, Inc.	37,360,000
916,615	[1]	AnaptysBio, Inc.	30,156,633
341,200	[2]	Andlauer Healthcare Group, Inc.	13,294,008
1,000,000	[1]	Annexon, Inc.	16,310,000
1,336,488	[1,2]	Arcturus Therapeutics Holdings, Inc.	60,075,136
567,000	[1]	Argenx SE	170,832,791
242,700	[1]	Argenx SE, ADR	73,285,692
2,900,000	[1]	aTyr Pharma, Inc.	24,911,000
1,320,000	[1]	Avidity Biosciences LLC	29,700,000
1,388,064	[1]	Avrobio, Inc.	7,800,920
875,952	[1,2]	Black Diamond Therapeutics, Inc.	6,709,792
3,960,000	[1]	Calithera Biosciences, Inc.	7,642,800
10,150,000	[1,2]	CASI Pharmaceuticals, Inc.	10,962,000
430,000	[1]	Catalent, Inc.	59,279,800
312,548	[1]	Celcuity, Inc.	5,657,119
293,000	[1,2]	Century Therapeutics, Inc.	6,583,710
338,980	[1,4]	Century Therapeutics, Inc.	6,846,776
39,156,130	[1,4]	CeQur SA	10,921,763
2,390,382	[1,2]	Cerevel Therapeutics Holdings	97,169,028
400,000	[1]	Cerevel Therapeutics, Inc.	16,260,000
155,000	[1]	Charles River Laboratories International, Inc.	69,545,400
190,200	[1,4]	Clementia Pharmaceuticals, Inc., Rights	0
6,412,388	[1,2]	ContraFect Corp.	24,174,703
342,500	[1,2]	CRISPR Therapeutics AG	31,280,525
569,070	[1,2]	Cryoport, Inc.	46,401,968
157,630	[1]	Definitive Healthcare Corp.	6,327,268
601,100	[1]	Denali Therapeutics, Inc.	29,063,185
655,310	[1,2]	DermTech, Inc.	17,922,728
89,555	[1]	Dexcom, Inc.	55,811,572
7,629,400	[1,2]	Dynavax Technologies Corp.	152,359,118
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
463,300	[1,2]	Edgewise Therapeutics, Inc.	$7,644,450
600,000	[1,2]	FIGS, Inc.	20,166,000
1,000,000	[1,2]	Frequency Therapeutics, Inc.	6,280,000
178,000	[1]	Frequency Therapeutics, Inc.	1,117,840
1,510,000	[1,2]	Fusion Pharmaceuticals, Inc.	10,585,100
2,500,000	[1]	Gossamer Bio, Inc.	31,050,000
600,338	[1,2]	Gracell Biotechnologies, Inc., ADR	6,423,617
320,970	[1,2]	Graphite Bio, Inc.	4,089,158
406,308	[1,4]	Graphite Bio, Inc.	4,609,322
100,000	[1]	Guardant Health, Inc.	11,679,000
707,053	[1]	Icad, Inc.	7,459,409
1,257,500	[1]	IDEAYA Biosciences, Inc.	26,960,800
1,406,000	[1,2]	Immatics N.V.	20,147,980
290,000	[1,3]	Immatics N.V. - Restricted	4,155,700
100,000	[1]	Inari Medical, Inc.	9,052,000
333,500	[1]	Inspire Medical Systems, Inc.	89,904,930
90,000	[1]	Insulet Corp.	27,901,800
356,976	[1]	Intellia Therapeutics, Inc.	47,470,668
500,000	[1]	Itamar Medical Ltd., ADR	15,250,000
813,300	[1]	Jasper Therapeutics, Inc.	7,425,429
475,000	[1]	Karuna Therapeutics, Inc.	66,680,500
307,800	[1]	Kinnate Biopharma, Inc.	7,316,406
188,702	[1,4]	Laronde, Inc.	5,283,656
954,940	[1,2]	Legend Biotech Corp., ADR	50,134,350
984,196	[1,2]	MaxCyte, Inc.	11,062,363
1,915,000	[1,2]	Merus NV	53,715,750
4,272,400	[1]	Minerva Neurosciences, Inc.	5,981,360
154,700	[1]	Mirati Therapeutics, Inc.	29,241,394
223,000	[1]	Moderna, Inc.	76,981,830
873,312	[1,2]	Molecular Partners AG	16,406,189
125,364	[1]	Molecular Partners AG, ADR	2,324,249
248,700	[1]	Morphic Holding, Inc.	14,300,250
620,625	[1]	NanoString Technologies, Inc.	29,976,187
1,013,500	[1]	Natera, Inc.	116,116,695
587,564	[1,2]	Nautilus Biotechnology, Inc.	3,137,592
1,123,900	[1]	NeoGenomics, Inc.	51,699,400
300,000	[1,2]	Oak Street Health, Inc.	14,169,000
260,000	[1]	Olema Pharmaceuticals, Inc.	7,020,000
660,900	[1]	Orchard Therapeutics PLC	1,268,928
1,775,000	[1]	Otonomy, Inc.	3,727,500
100,000	[1,2]	Penumbra, Inc.	27,655,000
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
250,000	[1]	PMV Pharmaceuticals, Inc.	$5,905,000
314,318	[1]	Privia Health Group, Inc.	8,077,973
5,761	[1,2]	Protalix Biotherapeutics, Inc.	6,510
600,000	[1]	Relay Therapeutics, Inc.	19,950,000
345,000	[1]	Repligen Corp.	100,222,500
1,625,000	[1]	Rezolute, Inc.	10,400,000
1,350,000	[1]	Rhythm Pharmaceuticals, Inc.	15,538,500
650,000	[1]	Rubius Therapeutics, Inc.	9,236,500
439,899	[1,2]	RxSight, Inc.	5,269,990
250,000	[1]	Sarepta Therapeutics, Inc.	19,782,500
290,112	[1,2]	Scholar Rock Holding Corp.	7,629,946
1,596,034	[1,2]	Scynexis, Inc.	7,996,130
125,000	[1,2]	Seer, Inc.	4,615,000
370,000	[1]	SI-BONE, Inc.	8,343,500
275,000	[1]	Stoke Therapeutics, Inc.	6,278,250
477,111	[1]	Surgery Partners, Inc.	19,628,347
1,972,500	[1]	Talkspace, Inc.	6,785,400
400,000	[1]	Tandem Diabetes Care, Inc.	54,532,000
450,000	[1]	Treace Medical Concepts, Inc.	10,377,000
1,015,500	[1]	Turning Point Therapeutics, Inc.	42,224,490
162,300	[1]	Twist Bioscience Corp.	19,281,240
1,535,500	[1]	Ultragenyx Pharmaceutical, Inc.	128,859,160
1,400,000	[1]	UniQure N.V.	42,658,000
822,570	[4]	United Therapeutics Corp.	0
555,329	[1,2]	Vapotherm, Inc.	12,700,374
187,800	[1]	Veeva Systems, Inc.	59,534,478
1,325,000	[1]	Vericel Corp.	60,976,500
197,537	[1,2]	Verve Therapeutics, Inc.	9,163,741
1,010,000	[1]	Zai Lab Ltd., ADR	105,444,000
690,000	[1]	Zentalis Pharmaceuticals, LLC	55,503,600
		TOTAL	3,092,224,541
		Industrials— 10.0%
544,100		Advanced Drainage System, Inc.	61,374,480
1,000,000	[1]	Archer Aviation, Inc.	5,700,000
1,250,000	[1]	Aris Water Solutions, Inc.	17,087,500
1,913,073	[1]	Azek Co., Inc.	70,190,648
1,000,000	[1,2]	Azul S.A., ADR	13,230,000
785,500	[1]	Clarivate PLC	18,419,975
1,425,000	[1]	Colfax Corp.	73,558,500
600,000		Comfort Systems USA, Inc.	54,882,000
417,000	[1]	CoStar Group, Inc.	35,882,850
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
239,500	[1]	Generac Holdings, Inc.	$119,405,120
1,322,300	[1]	GMS, Inc.	65,493,519
970,000	[1]	GXO Logistics, Inc.	86,136,000
554,000	[1,2]	Hydrofarm Holdings Group, Inc.	18,265,380
1,000,000	[1]	Hyzon Motors, Inc.	5,210,000
2,998,592	[1]	Meltwater Holding BV	13,899,128
345,000	[1]	Mercury Systems, Inc.	17,781,300
728,500	[1]	Montrose Environmental Group, Inc.	49,938,675
620,000	[1,2]	Plug Power, Inc.	23,727,400
1,194,331	[1]	Quest Resource Holding Corp.	6,951,007
1,500,000	[1]	RADA Electronic Industries Ltd.	15,345,000
725,600	[1]	Trex Co., Inc.	77,203,840
1,305,000	[1]	Upwork, Inc.	61,491,600
800,000	[1]	XPO Logistics, Inc.	68,640,000
		TOTAL	979,813,922
		Information Technology— 23.1%
610,000	[1]	Alarm.com Holdings, Inc.	51,398,600
1,450,000	[1]	Allegro MicroSystems, Inc.	48,372,000
400,000	[1,2]	Alteryx, Inc.	29,276,000
1,200,000	[1]	Anaplan, Inc.	78,252,000
150,000	[1]	Avalara, Inc.	26,946,000
2,500,000	[1]	AvePoint, Inc.	23,300,000
1,000,000	[1,2]	AvidXchange Holdings, Inc.	22,230,000
350,000	[2]	Bentley Systems, Inc.	20,702,500
397,500	[1]	Blackline, Inc.	50,430,825
2,100,000	[1]	Camtek Ltd.	81,627,000
597,761	[1,2]	Cerence, Inc.	62,842,614
500,000	[1]	CloudFlare, Inc.	97,360,000
500,000	[1]	CS Disco, Inc.	28,675,000
250,359	[1,2]	Datto Holding Corp.	5,983,580
500,000	[1]	Docebo, Inc.	37,530,000
123,600	[1]	DocuSign, Inc.	34,396,644
1,400,000	[1]	Domo, Inc.	123,690,000
390,000	[1]	Endava PLC, ADR	61,799,400
205,000	[1]	EngageSmart, Inc.	6,873,650
930,500	[1]	Envestnet, Inc.	77,696,750
490,000	[1]	Everbridge, Inc.	78,061,900
400,000	[1]	GDS Holdings Ltd., ADR	23,760,000
450,000	[1,2]	GoDaddy, Inc.	31,126,500
1,700,000	[1]	Grid Dynamics Holdings, Inc.	48,875,000
2,580,983	[1]	International Money Express, Inc.	43,205,655
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
697,600	[1,2]	Jamf Holding Corp.	$33,240,640
540,616	[1]	Kaltura, Inc.	5,103,415
1,100,000	[1,2]	LivePerson, Inc.	56,661,000
1,392,920	[1]	Livevox Holdings, Inc.	8,482,883
1,793,385	[1]	Magnachip Semiconductor Corp.	34,002,580
841,938	[1]	Nordic Semiconductor ASA	24,987,556
425,600	[1]	Novoste Corp.	73,441,536
790,000	[1,2]	Nuvei Corp.	95,131,800
700,000	[1]	Q2 Holdings, Inc.	54,922,000
1,030,000	[1,2]	Rapid7, Inc.	132,612,500
1,000,000	[1]	Riskified Ltd.	19,340,000
640,000	[1]	SailPoint Technologies Holding	30,707,200
372,000,000	[1]	Seeing Machines Ltd.	51,861,087
250,000	[1]	Shift4 Payments, Inc.	15,782,500
34,300	[1]	Shopify, Inc.	50,308,839
1,120,000	[1,2]	ShotSpotter, Inc.	43,579,200
926,500	[1]	Smartsheet, Inc.	63,937,765
1,195,000	[1]	Sumo Logic, Inc.	20,637,650
2,824,200	[1,2]	SunPower Corp.	95,062,572
78,200	[1]	Tyler Technologies, Inc.	42,479,804
350,000	[1]	Varonis Systems, Inc.	22,659,000
2,070,000	[1]	WM Technology, Inc.	25,336,800
200,000	[1]	Zscaler, Inc.	63,772,000
		TOTAL	2,258,461,945
		Materials— 3.0%
1,000,000	[1]	Danimer Scientific LLC	14,760,000
750,800		Eagle Materials, Inc.	111,388,688
2,500,000	[1,2]	Livent Corp.	70,550,000
175,000		Scotts Miracle-Gro Co.	25,980,500
1,350,000	[1,2]	SilverCrest Metals, Inc.	12,150,000
643,800		Westlake Chemical Corp.	62,667,492
		TOTAL	297,496,680
		Real Estate— 4.2%
1,573,247		Americold Realty Trust	46,363,589
1,830,000		Easterly Government Properties, Inc.	38,484,900
625,000		Lamar Advertising Co.	70,750,000
2,110,000		MGM Growth Properties LLC	83,091,800
240,000		National Storage Affiliates Trust	14,990,400
970,000	[1]	Ryman Hospitality Properties	82,973,800
Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
1,775,000		STAG Industrial, Inc.	$77,265,750
		TOTAL	413,920,239
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,392,440,549)	9,640,780,472
		WARRANTS— 0.2%
		Financials— 0.0%
333,333	[1]	FirstMark Horizon Acquisition Corp., Warrants 9/26/2025	433,333
333,333	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	243,333
250,000	[1]	SCVX Corp., Warrants 1/24/2025	200,000
		TOTAL	876,666
		Health Care— 0.2%
176,600	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	33,183
129,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	58,210
467,500	[1]	ContraFect Corp., Warrants 7/20/2022	93
2,247,188	[1]	ContraFect Corp., Warrants 5/27/2023	1,524,492
187,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	2,904,206
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	1,071,090
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	414,720
720,500	[1]	Scynexis, Inc., Warrants 12/21/2021	5,332
200,000	[1]	Immatics N.V., Warrants 12/31/2025	920,000
15,480	[1]	Scynexis, Inc., Warrants 3/8/2023	2,324
720,500	[1]	Scynexis, Inc., Warrants 5/21/2024	1,073,545
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	7,219,410
1,111,111	[1]	Scynexis, Inc., Warrants 6/12/2023	0
100,000	[1]	Talkspace, Inc., Warrants 6/21/2025	67,000
		TOTAL	15,293,605
		TOTAL WARRANTS (IDENTIFIED COST $11,670,756)	16,170,271
		INVESTMENT COMPANIES— 8.1%
118,231,170		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	118,231,170
674,811,590		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	674,899,307
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $793,121,513)	793,130,477
		TOTAL INVESTMENT IN SECURITIES—106.7% (IDENTIFIED COST $6,197,232,818)[6]	10,450,081,220
		OTHER ASSETS AND LIABILITIES - NET—(6.7)%[7]	(658,872,500)
		TOTAL NET ASSETS—100%	$9,791,208,720
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
CTOS LLC	$—	$20,000,000	$—
Lovesac Co./The**	$16,216,200	$1,370,293	$(3,991,328)
Xponential Fitness, Inc.	$—	$17,325,515	$—
Energy:
New Fortress Energy, Inc.**	$48,818,856	$22,860,709	$(1,372,273)
Financials:
BCLS Acquisition Corp.	$10,320,000	$—	$—
Hamilton Lane, Inc.**	$55,760,000	$17,389,713	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	$—	$10,315,400	$(9,612,330)
Omega Alpha SPAC	$—	$10,000,000	$—
P10, Inc.	$—	$33,370,380	$—
StepStone Group, Inc.	$15,253,434	$41,865,983	$(6,739,168)
Health Care:
Akouos, Inc.	$18,895,635	$6,203,322	$(548,231)
Albireo Pharma, Inc.	$30,546,924	$1,139,005	$—
Alector, Inc.	$20,937,250	$5,267,281	$(2,118,872)
Amphastar Pharmaceuticals, Inc.	$25,452,249	$15,451,840	$(2,040,261)
AnaptysBio, Inc.	$29,460,000	$3,200,821	$(4,847,564)
Annexon, Inc.	$20,248,130	$463,360	$—
Arcturus Therapeutics Holdings, Inc.	$43,209,920	$48,902,466	$(4,967,388)
Argenx SE**	$142,672,985	$—	$(1,927,837)
Argenx SE, ADR**	$61,836,725	$6,380,480	$(7,531,244)
aTyr Pharma, Inc.	$5,119,550	$9,637,667	$—
Avidity Biosciences LLC	$18,151,820	$12,987,218	$—
Avrobio, Inc.	$7,423,701	$13,426,820	$(1,353,894)
ContraFect Corp., Warrants 7/20/2022	$37,260	$—	$—
Calithera Biosciences, Inc.	$14,018,400	$—	$—
CASI Pharmaceuticals, Inc.	$16,215,000	$8,211,177	$(321,028)
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024**	$81,313	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022**	$64,335	$—	$—
Cerevel Therapeutics Holdings**	$8,755,000	$22,345,770	$—
ContraFect Corp.	$29,929,112	$5,576,000	$—
ContraFect Corp., Warrants 5/27/2023	$6,083,812	$—	$—
DermTech, Inc.**	$15,501,639	$—	$(14,782,385)
Dynavax Technologies Corp.	$17,997,250	$22,496,876	$(2,811,874)
Dynavax Technologies Corp., Warrants 2/12/2022	$347,194	$—	$—
Frequency Therapeutics, Inc.	$11,640,160	$8,523,593	$(5,330,854)
Frequency Therapeutics, Inc.	$3,894,640	$—	$—
IDEAYA Biosciences, Inc.	$8,342,535	$9,564,944	$—
Merus NV	$18,757,200	$12,500,778	$(1,915,138)
Minerva Neurosciences, Inc.	$13,714,404	$—	$—
Molecular Partners AG	$19,109,645	$—	$—
Otonomy, Inc.	$6,354,500	$—	$—
Rezolute, Inc.	$11,547,734	$6,749,280	$—
Rezolute, Inc., Warrants 10/8/2027	$3,483,696	$—	$—
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income*

$16,200,000	$—	$36,200,000	4,000,000	$—
$31,786,949	$2,047,966	$47,430,080	608,000	$—
$7,432,985	$—	$24,758,500	1,465,000	$—

$(14,482,430)	$(1,472,932)	$54,351,930	1,811,731	$713,358

$(410,000)	$—	$9,910,000	1,000,000	$—
$31,360,287	$—	$104,510,000	1,000,000	$1,262,500
$2,108	$(461,845)	$243,333	333,333	$—
$(230,000)	$—	$9,770,000	1,000,000	$—
$1,335,907	$—	$34,706,287	2,776,503	$—
$34,110,685	$(396,734)	$84,094,200	1,790,000	$327,373

$(12,133,224)	$(450,575)	$11,966,927	1,284,005	$—
$(2,465,929)	$—	$29,220,000	1,000,000	$—
$27,710,569	$(381,128)	$51,415,100	2,365,000	$—
$(1,455,949)	$(47,879)	$37,360,000	2,000,000	$—
$12,772,197	$(10,428,821)	$30,156,633	916,615	$—
$(4,401,490)	$—	$16,310,000	1,000,000	$—
$(12,787,250)	$(14,282,612)	$60,075,136	1,336,488	$—
$29,550,094	$537,549	$170,832,791	567,000	$—
$12,080,952	$518,779	$73,285,692	242,700	$—
$10,153,783	$—	$24,911,000	2,900,000	$—
$(1,439,038)	$—	$29,700,000	1,320,000	$—
$(10,222,705)	$(1,473,002)	$7,800,920	1,388,064	$—
$(37,167)	$—	$93	467,500	$—
$(6,375,600)	$—	$7,642,800	3,960,000	$—
$(12,941,043)	$(202,106)	$10,962,000	10,150,000	$—
$(48,130)	$—	$33,183	176,600	$—
$(6,125)	$—	$58,210	129,500	$—
$66,068,258	$—	$97,169,028	2,390,382	$—
$(11,330,409)	$—	$24,174,703	6,412,388	$—
$(4,559,320)	$—	$1,524,492	2,247,188	$—
$8,445,609	$8,757,865	$17,922,728	655,310	$—
$116,241,677	$(1,564,811)	$152,359,118	7,629,400	$—
$2,557,012	$—	$2,904,206	187,500	$—
$(6,659,584)	$(1,893,315)	$6,280,000	1,000,000	$—
$(2,776,800)	$—	$1,117,840	178,000	$—
$9,053,321	$—	$26,960,800	1,257,500	$—
$24,685,272	$(312,362)	$53,715,750	1,915,000	$—
$(7,733,044)	$—	$5,981,360	4,272,400	$—
$(2,703,456)	$—	$16,406,189	873,312	$—
$(2,627,000)	$—	$3,727,500	1,775,000	$—
$(7,897,014)	$—	$10,400,000	1,625,000	$—
$(2,412,606)	$—	$1,071,090	193,334	$—
Annual Shareholder Report

	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Health Care—continued
Rhythm Pharmaceuticals, Inc.	$25,933,250	$18,313,614	$(6,594,259)
Scynexis, Inc.	$5,943,200	$1,749,301	$—
Scynexis, Inc., Warrants 3/8/2023	$5,372	$—	$—
Ultragenyx Pharmaceutical, Inc.	$145,363,200	$13,753,887	$(4,794,830)
UniQure N.V.	$55,550,820	$10,594,465	$(6,885,041)
Industrials:
Aris Water Solutions, Inc.	$—	$16,469,765	$—
Meltwater Holding BV**	$—	$40,171,232	$(24,431,428)
Quest Resource Holding Corp.	$4,696,500	$—	$(6,444,434)
Information Technology:
Allegro MicroSystems, Inc.**	$8,235,000	$30,300,000	$—
Camtek Ltd.**	$39,337,200	$5,950,000	$(17,350,047)
Domo, Inc.	$31,770,000	$23,429,921	$—
Grid Dynamics Holdings, Inc.**	$21,407,880	$7,515,000	$(43,493,356)
International Money Express, Inc.	$38,948,000	$—	$(3,854,642)
Livevox Holdings, Inc.	$—	$20,000,000	$(4,036,847)
Magnachip Semiconductor Corp.**	$40,516,979	$—	$(21,610,092)
Seeing Machines Ltd.	$22,611,478	$—	$—
ShotSpotter, Inc.	$29,016,900	$4,813,448	$—
WM Technology, Inc.	$—	$20,700,000	$—
Materials:
Danimer Scientific LLC	$—	$10,000,000	$—
Affiliated Issuers no longer in the portfolio at period end	$21,495,160	$—	$(21,382,860)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,267,029,147	$617,287,324	$(233,089,505)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income*

$(13,904,459)	$(8,209,646)	$15,538,500	1,350,000	$—
$303,629	$—	$7,996,130	1,596,034	$—
$(3,048)	$—	$2,324	15,480	$—
$(26,081,927)	$618,830	$128,859,160	1,535,500	$—
$(9,587,361)	$(7,014,883)	$42,658,000	1,400,000	$—

$617,735	$—	$17,087,500	1,250,000	$—
$(719,720)	$(1,120,956)	$13,899,128	2,998,592	$—
$4,746,510	$3,952,431	$6,951,007	1,194,331	$—

$9,837,000	$—	$48,372,000	1,450,000	$—
$43,843,926	$9,845,921	$81,627,000	2,100,000	$—
$68,490,079	$—	$123,690,000	1,400,000	$—
$38,668,004	$24,777,472	$48,875,000	1,700,000	$—
$7,214,384	$897,913	$43,205,655	2,580,983	$—
$(5,446,317)	$(2,033,953)	$8,482,883	1,392,920	$—
$7,740,995	$7,354,698	$34,002,580	1,793,385	$—
$29,249,609	$—	$51,861,087	372,000,000	$—
$9,748,852	$—	$43,579,200	1,120,000	$—
$4,636,800	$—	$25,336,800	2,070,000	$—

$4,760,000	$—	$14,760,000	1,000,000	$—
$(664,677)	$552,377	$—	—	$—
$486,862,366	$8,114,241	$2,146,203,573	479,546,978	$2,303,231

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$172,535,373	$1,462,347,998	$1,634,883,371
Purchases at Cost	$1,831,023,329	$3,628,484,495	$5,459,507,824
Proceeds from Sales	$(1,885,327,532)	$(4,415,812,528)	$(6,301,140,060)
Change in Unrealized Appreciation/ Depreciation	N/A	$(307,729)	$(307,729)
Net Realized Gain/(Loss)	N/A	$187,071	$187,071
Value as of 10/31/2021	$118,231,170	$674,899,307	$793,130,477
Shares Held as of 10/31/2021	118,231,170	674,811,590	793,042,760
Dividend Income	$34,848	$776,719	$811,567

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At October 31, 2021, these restricted securities amounted to $22,934,200, which represented 0.2% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $6,223,546,696.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$8,076,243,120*	$—	$32,736,038	$8,108,979,158
International	1,018,677,806	502,201,745	10,921,763	1,531,801,314
Debt Securities:
Warrants	2,278,386	13,891,885**	—	16,170,271
Investment Companies	793,130,477	—	—	793,130,477
TOTAL SECURITIES	$9,890,329,789	$516,093,630	$43,657,801	$10,450,081,220

*
Includes $19,567,792 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing a quotable price in an active market. This transfer represents the value of the securities at the beginning of the period.

**
Includes $3,483,696 transferred from Level 3 to Level 2 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$49.86	$40.09	$36.01	$32.58	$23.94
Income From Investment Operations:
Net investment income (loss)[1]	(0.58)	(0.29)	0.01	(0.13)	(0.27)
Net realized and unrealized gain (loss)	21.07	10.16	6.14	5.65	9.10
Total From Investment Operations	20.49	9.87	6.15	5.52	8.83
Less Distributions:
Distributions from net investment income	—	(0.02)	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Total Distributions	(0.08)	(0.10)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$70.27	$49.86	$40.09	$36.01	$32.58
Total Return[2]	41.12%	24.64%	17.96%	18.10%	37.12%
Ratios to Average Net Assets:
Net expenses[3]	1.35%	1.35%	1.36%	1.35%	1.85%
Net investment income (loss)	(0.89)%	(0.64)%	0.03%	(0.37)%	(0.95)%
Expense waiver/reimbursement[4]	0.12%	0.15%	0.16%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,452,855	$1,068,689	$826,240	$580,003	$401,920
Portfolio turnover[5]	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.02	$33.99	$31.02	$28.52	$21.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.81)	(0.47)	(0.21)	(0.31)	(0.37)
Net realized and unrealized gain (loss)	17.72	8.58	5.25	4.90	7.98
Total From Investment Operations	16.91	8.11	5.04	4.59	7.61
Less Distributions:
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$58.85	$42.02	$33.99	$31.02	$28.52
Total Return[2]	40.27%	23.89%	17.23%	17.36%	36.33%
Ratios to Average Net Assets:
Net expenses[3]	1.96%	1.98%	1.98%	1.99%	2.42%
Net investment income (loss)	(1.49)%	(1.25)%	(0.62)%	(1.01)%	(1.52)%
Expense waiver/reimbursement[4]	0.02%	0.04%	0.04%	0.07%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,501	$14,313	$15,488	$16,445	$17,420
Portfolio turnover[5]	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.03	$34.01	$31.03	$28.53	$21.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.83)	(0.49)	(0.19)	(0.31)	(0.37)
Net realized and unrealized gain (loss)	17.75	8.59	5.24	4.90	7.99
Total From Investment Operations	16.92	8.10	5.05	4.59	7.62
Less Distributions:
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$58.87	$42.03	$34.01	$31.03	$28.53
Total Return[2]	40.28%	23.84%	17.25%	17.36%	36.38%
Ratios to Average Net Assets:
Net expenses[3]	1.97%	1.98%	1.97%	1.97%	2.41%
Net investment income (loss)	(1.51)%	(1.28)%	(0.57)%	(1.00)%	(1.50)%
Expense waiver/reimbursement[4]	0.02%	0.04%	0.05%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$410,961	$289,794	$204,247	$117,888	$151,959
Portfolio turnover[5]	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.12	$40.29	$36.17	$32.70	$24.02
Income From Investment Operations:
Net investment income (loss)[1]	(0.57)	(0.28)	0.03	(0.12)	(0.25)
Net realized and unrealized gain (loss)	21.18	10.22	6.16	5.68	9.12
Total From Investment Operations	20.61	9.94	6.19	5.56	8.87
Less Distributions:
Distributions from net investment income	—	(0.03)	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Total Distributions	(0.08)	(0.11)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$70.65	$50.12	$40.29	$36.17	$32.70
Total Return[2]	41.14%	24.71%	17.99%	18.15%	37.17%
Ratios to Average Net Assets:
Net expenses[3]	1.34%	1.31%	1.31%	1.32%	1.80%
Net investment income (loss)	(0.87)%	(0.61)%	0.08%	(0.33)%	(0.91)%
Expense waiver/reimbursement[4]	0.32%	0.34%	0.34%	0.37%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$263,675	$188,549	$120,487	$78,387	$47,497
Portfolio turnover[5]	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.90	$40.86	$36.50	$32.85	$24.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.29)	(0.10)	0.22	0.04	(0.14)
Net realized and unrealized gain (loss)	21.54	10.37	6.21	5.70	9.15
Total From Investment Operations	21.25	10.27	6.43	5.74	9.01
Less Distributions:
Distributions from net investment income	—	(0.15)	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Total Distributions	(0.08)	(0.23)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$72.07	$50.90	$40.86	$36.50	$32.85
Total Return[2]	41.77%	25.20%	18.51%	18.65%	37.74%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.89%	0.90%	0.89%	1.35%
Net investment income (loss)	(0.43)%	(0.21)%	0.56%	0.11%	(0.50)%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.12%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,454,097	$5,114,974	$2,339,131	$735,235	$215,907
Portfolio turnover[5]	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2017[1]
	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$50.51	$40.51	$36.20	$32.60	$30.50
Income From Investment Operations:
Net investment income (loss)[2]	(0.29)	(0.10)	0.25	0.06	(0.01)
Net realized and unrealized gain (loss)	21.38	10.30	6.13	5.63	2.11
Total From Investment Operations	21.09	10.20	6.38	5.69	2.10
Less Distributions:
Distributions from net investment income	—	(0.12)	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	—
Total Distributions	(0.08)	(0.20)	(2.07)	(2.09)	—
Net Asset Value, End of Period	$71.52	$50.51	$40.51	$36.20	$32.60
Total Return[3]	41.78%	25.24%	18.53%	18.64%	6.89%
Ratios to Average Net Assets:
Net expenses[4]	0.88%	0.88%	0.88%	0.88%	0.88%[5]
Net investment income (loss)	(0.43)%	(0.21)%	0.63%	0.16%	(0.11)%[5]
Expense waiver/reimbursement[6]	0.02%	0.04%	0.04%	0.07%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,195,120	$651,978	$195,775	$29,623	$58
Portfolio turnover[7]	34%	20%	33%	39%	46%[8]

1	Reflects operations for the period from September 1, 2017 (start of performance) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $626,544,750 of securities loaned and $793,130,477 of investment in affiliated holdings and $2,146,203,573 of investment in affiliated companies* (identified cost $6,197,232,818)	$10,450,081,220
Cash denominated in foreign currencies (identified cost $114,654)	114,661
Income receivable	214,478
Income receivable from affiliated holdings	5,036
Receivable for investments sold	27,923,789
Receivable for shares sold	3,235,971
Total Assets	10,481,575,155
Liabilities:
Payable for investments purchased	29,751,879
Payable for shares redeemed	10,964,092
Bank overdraft	8,621,940
Payable for collateral due to broker for securities lending (Note 2)	637,565,528
Payable to adviser (Note 5)	617,562
Payable for administrative fee (Note 5)	62,726
Payable for Directors’/Trustees’ fees (Note 5)	2,068
Payable for distribution services fee (Note 5)	547,307
Payable for other service fees (Notes 2 and 5)	688,323
Accrued expenses (Note 5)	1,545,010
Total Liabilities	690,366,435
Net assets for 137,898,935 shares outstanding	$9,791,208,720
Net Assets Consist of:
Paid-in capital	$4,894,984,720
Total distributable earnings (loss)	4,896,224,000
Total Net Assets	$9,791,208,720
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,452,855,020 ÷ 20,675,465 shares outstanding), no par value, unlimited shares authorized	$70.27
Offering price per share (100/94.50 of $70.27)	$74.36
Redemption proceeds per share	$70.27
Class B Shares:
Net asset value per share ($14,501,392 ÷ 246,428 shares outstanding), no par value, unlimited shares authorized	$58.85
Offering price per share	$58.85
Redemption proceeds per share (94.50/100 of $58.85)	$55.61
Class C Shares:
Net asset value per share ($410,961,249 ÷ 6,981,330 shares outstanding), no par value, unlimited shares authorized	$58.87
Offering price per share	$58.87
Redemption proceeds per share (99.00/100 of $58.87)	$58.28
Class R Shares:
Net asset value per share ($263,674,512 ÷ 3,732,216 shares outstanding), no par value, unlimited shares authorized	$70.65
Offering price per share	$70.65
Redemption proceeds per share	$70.65
Institutional Shares:
Net asset value per share ($6,454,096,562 ÷ 89,553,042 shares outstanding), no par value, unlimited shares authorized	$72.07
Offering price per share	$72.07
Redemption proceeds per share	$72.07
Class R6 Shares:
Net asset value per share ($1,195,119,985 ÷ 16,710,454 shares outstanding), no par value, unlimited shares authorized	$71.52
Offering price per share	$71.52
Redemption proceeds per share	$71.52

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $2,590,284 received from affiliated companies and holdings* and net of foreign taxes withheld of $340,125)	$41,449,783
Net income on securities loaned (includes $524,514 received from affiliated holdings related to cash collateral balances*) (Note 2)	3,965,280
Interest	134,050
TOTAL INCOME	45,549,113
Expenses:
Investment adviser fee (Note 5)	78,548,045
Administrative fee (Note 5)	7,676,523
Custodian fees	651,384
Transfer agent fees (Note 2)	8,920,904
Directors’/Trustees’ fees (Note 5)	49,626
Auditing fees	40,800
Legal fees	11,029
Portfolio accounting fees	224,682
Distribution services fee (Note 5)	7,868,806
Other service fees (Notes 2 and 5)	4,521,958
Share registration costs	285,480
Printing and postage	401,525
Miscellaneous (Note 5)	66,224
TOTAL EXPENSES	109,266,986
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,067,431)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(7,447,387)
TOTAL WAIVERS AND REIMBURSEMENTS	(9,514,818)
Net expenses	99,752,168
Net investment loss	$(54,203,055)
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized gain of $8,301,312 on sales of investments in affiliated companies and holdings*)	$710,658,492
Net realized gain on foreign currency transactions	148,519
Net realized loss on foreign exchange contracts	(9,698)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $486,554,637 on investments in affiliated companies and holdings*)	2,432,395,512
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	36,100
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	3,143,228,925
Change in net assets resulting from operations	$3,089,025,870

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(54,203,055)	$(18,957,030)
Net realized gain (loss)	710,797,313	24,400,954
Net change in unrealized appreciation/depreciation	2,432,431,612	1,179,942,081
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,089,025,870	1,185,386,005
Distributions to Shareholders:
Class A Shares	(1,653,079)	(1,921,096)
Class B Shares	(25,352)	(33,450)
Class C Shares	(540,247)	(459,834)
Class R Shares	(292,074)	(328,807)
Institutional Shares	(8,076,795)	(13,697,681)
Class R6 Shares	(1,083,308)	(1,163,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,670,855)	(17,604,629)
Share Transactions:
Proceeds from sale of shares	3,022,203,221	4,225,873,475
Net asset value of shares issued to shareholders in payment of distributions declared	11,048,509	16,764,824
Cost of shares redeemed	(3,647,695,450)	(1,783,489,845)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(614,443,720)	2,459,148,454
Change in net assets	2,462,911,295	3,626,929,830
Net Assets:
Beginning of period	7,328,297,425	3,701,367,595
End of period	$9,791,208,720	$7,328,297,425
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Effective March 1, 2021, the Fund was closed to new investors, with the exception of new investments by employer-sponsored retirement plans if the Fund was an established plan option as of March 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other
Annual Shareholder Report

available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $9,514,818 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,171,930	$(750,156)
Class B Shares	13,942	—
Class C Shares	379,579	—
Class R Shares	671,189	—
Institutional Shares	6,579,478	(5,229,051)
Class R6 Shares	104,786	—
TOTAL	$8,920,904	$(5,979,207)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report

For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,490,470
Class B Shares	39,831
Class C Shares	991,657
TOTAL	$4,521,958
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2021, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $70,043 and $62,935, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report

As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$626,544,750	$637,565,528
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at October 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$11,700,000	$18,778,500
Immatics N.V. - Restricted	6/30/2020	$2,900,000	$4,155,700
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(9,698)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,590,107	$230,919,045	7,111,333	$317,394,833
Shares issued to shareholders in payment of distributions declared	26,595	1,569,381	43,337	1,833,335
Shares redeemed	(4,375,929)	(283,404,028)	(6,330,060)	(272,874,388)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(759,227)	$(50,915,602)	824,610	$46,353,780
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,705	$147,595	7,410	$275,745
Shares issued to shareholders in payment of distributions declared	503	24,990	924	32,912
Shares redeemed	(97,430)	(5,268,745)	(123,290)	(4,548,639)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(94,222)	$(5,096,160)	(114,956)	$(4,239,982)
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,579,737	$85,366,029	2,712,145	$102,512,707
Shares issued to shareholders in payment of distributions declared	10,600	526,955	12,425	442,704
Shares redeemed	(1,503,198)	(82,300,016)	(1,836,039)	(67,850,294)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	87,139	$3,592,968	888,531	$35,105,117
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,149,093	$74,288,799	1,687,248	$76,320,016
Shares issued to shareholders in payment of distributions declared	4,919	291,805	7,619	325,306
Shares redeemed	(1,183,981)	(77,242,320)	(922,867)	(39,931,892)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(29,969)	$(2,661,716)	772,000	$36,713,430
Annual Shareholder Report

	Year Ended 10/31/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,342,177	$2,036,222,866	72,827,049	$3,263,513,645
Shares issued to shareholders in payment of distributions declared	127,148	7,663,239	297,030	13,010,261
Shares redeemed	(42,406,935)	(2,851,405,518)	(29,886,031)	(1,296,657,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,937,610)	$(807,519,413)	43,238,048	$1,979,866,274
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	9,048,037	$595,258,887	10,298,681	$465,856,529
Shares issued to shareholders in payment of distributions declared	16,254	972,139	25,829	1,120,306
Shares redeemed	(5,262,776)	(348,074,823)	(2,248,452)	(101,627,000)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,801,515	$248,156,203	8,076,058	$365,349,835
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,932,374)	$(614,443,720)	53,684,291	$2,459,148,454
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$4,800,891	$10,332,482
Long-term capital gains	$6,869,964	$7,272,147

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$141,944,645
Net unrealized appreciation	$4,226,534,584
Undistributed long-term capital gains	$527,744,771

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, passive foreign investment company adjustments and non-taxable dividends.
Annual Shareholder Report

At October 31, 2021, the cost of investments for federal tax purposes was $6,223,546,696. The net unrealized appreciation of investments for federal tax purposes was $4,226,534,524. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,533,757,371 and net unrealized depreciation from investments for those securities having an excess of cost over value of $307,222,847.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Adviser voluntarily waived $1,269,529 of its fee and voluntarily reimbursed $5,979,207 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Adviser reimbursed $797,902.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2021, the Sub-Adviser earned a fee of $64,409,397.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$3,491,062	$(698,212)
Class B Shares	119,492	—
Class C Shares	2,974,972	—
Class R Shares	1,283,280	(769,968)
TOTAL	$7,868,806	$(1,468,180)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2021, FSC retained $3,018,385 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2021, FSC retained $270,902 in sales charges from the sale of Class A Shares. FSC also retained $10,947, $6,256 and $48,757 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended October 31, 2021, FSSC received $188,549 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary
Annual Shareholder Report

expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $12,650,554 and $8,335,119, respectively. Net realized loss recognized on these transactions was $21,796,015.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$3,202,639,224
Sales	$3,406,760,597
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Annual Shareholder Report

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2021, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended October 31, 2021, 100% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED HERMES KAUFMANN SMALL CAP FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Small Cap Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,066.20	$7.03
Class B Shares	$1,000	$1,063.00	$10.19
Class C Shares	$1,000	$1,063.00	$10.30
Class R Shares	$1,000	$1,066.10	$7.24
Institutional Shares	$1,000	$1,068.70	$4.64
Class R6 Shares	$1,000	$1,068.70	$4.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$6.87
Class B Shares	$1,000	$1,015.32	$9.96
Class C Shares	$1,000	$1,015.22	$10.06
Class R Shares	$1,000	$1,018.20	$7.07
Institutional Shares	$1,000	$1,020.72	$4.53
Class R6 Shares	$1,000	$1,020.77	$4.48

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class B Shares	1.96%
Class C Shares	1.98%
Class R Shares	1.39%
Institutional Shares	0.89%
Class R6 Shares	0.88%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 9 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Kaufmann Small Cap Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the CCO’s view that, in 2020, while the Fund’s expenses were above median relative to its Expense Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the
Annual Shareholder Report

independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Small Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
29503 (12/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021, was 49.08% for the Class A Shares, 47.91% for the Class C Shares, 49.47% for the Institutional Shares and 49.52% for the R6 Shares. The total return of the Russell Midcap® Growth Index (RMCGI),1,2 the Fund’s broad-based securities market index, was 39.43% for the same period. The total return of the Morningstar Mid Cap Growth Funds Average (MMCGFA),3 a peer group average for the Fund, was 41.84% during the reporting period. The Fund’s and the MMCGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund’s investment strategy focused on stock selection, which was the most significant factor affecting the Fund’s performance relative to the RMCGI.
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the RMCGI.
MARKET OVERVIEW
During the reporting period, the domestic equity market was very strong, and the whole-market Russell 3000 Index (R3000)4 returned 43.90%. While all the subindexes within the R3000 had positive and substantial returns, there seemed to be some offsets to the trades of the prior reporting period. In contrast to the prior period when the pandemic first began, in this period smaller cap stocks did better than larger cap stocks (the small-cap Russell 2000 Index (R2000)5 returned 50.80%, the Russell Midcap Index (RMCI)6 returned 45.40%, and the Russell Top 200 Index (RT200)7 returned 42.91%). For style, value stocks beat growth stocks soundly in the small-cap R2000 (value returned 25.85% more than growth), a little less soundly in the mid-cap range as measured by the RMCI (value returned 9.17% more than growth), but value trailed growth in the RT200 mega-cap range (value returned 2.96% less than growth). Overall, the market turned away from the generally higher risk growth stocks except for the very well-known large-cap names.
The best-performing sectors in the RMCGI during the reporting period were Energy (+97.59%), Real Estate (+94.73%) and Information Technology (+52.74%). Underperforming sectors during the same period included Consumer Staples (-9.66%), Materials (+6.42%) and Communication Services (+15.25%).
Annual Shareholder Report
1

STOCK SELECTION
Stock selection was the biggest contributor to the Fund’s outperformance relative to the RMCGI during the reporting period. The Fund looked for stocks with the specific combinations of fundamental and technical factors that internal research has shown to predict outperformance relative to the RMCGI. In this reporting period of very high returns, most of the Fund’s outperformance versus the RMCGI was driven by stocks that are typically the most growth-oriented, the stocks with very high sell-side analyst conviction. There was also some favorable contribution from stock selection among the stocks with neutral to high analyst conviction and not notably worsening earnings-to-price ratios. With respect to stock selection, the only notable detractor to performance versus the RMCGI in the Fund was from a small position in stocks with relatively good value characteristics, high structural earnings and improving earnings-to-price ratios.
The Fund’s sector exposures remained close to RMCGI weights. Favorable stock selection in the Information Technology, Health Care and Consumer Staples sectors contributed the most to the Fund’s performance. In this market with very high returns, the Fund’s most detrimental exposure was its small cash reserve. The Fund does not try to time the market and generally stays fully invested with just a 1-2% cash reserve, but with the RMCGI’s return of 39.43% that cash reserve was a notable offset to performance.
Individual stocks enhancing the Fund’s performance included Fortinet, Inc., HubSpot, Inc, Moderna, Inc. and CrowdStrike Holdings, Inc. (Class A), which were all overweighted in the Fund versus RMCGI weights. Individual stocks detracting from the Fund’s performance during the reporting period included Western Union Company, Simon Property Group, Inc., Altice USA, Inc. (Class A) and Burlington Stores, Inc. Simon Property Group was underweighted in the Fund versus RMCGI weights and outperformed, while the rest of those stocks were overweighted in the Fund versus RMCGI weights and underperformed.
Annual Shareholder Report
2

1
Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2
Mid-Capitalization companies often have narrower markets and limited managerial and financial resources compared to larger and more established companies.
3
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
4
The Russell 3000® measures the performance of the largest 3,000 U.S. companies that represent approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure that new and growing equities are included.*
5
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
6
The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
7
The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes MDT Mid Cap Growth Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Mid Cap Growth Funds Average (MMCGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

■ Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
■ Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report
4

Average Annual Total Returns for the Period Ended 10/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	40.89%	21.86%	15.79%
Class C Shares	46.91%	22.31%	15.75%
Institutional Shares	49.47%	23.58%	16.75%
Class R6 Shares[4]	49.52%	23.59%	16.34%
RMCGI	39.43%	21.90%	16.86%
MMCGFA	41.84%	21.26%	15.74%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCGI and the MMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	36.2%
Health Care	17.3%
Consumer Discretionary	15.8%
Industrials	13.0%
Financials	6.0%
Communication Services	3.5%
Materials	2.6%
Consumer Staples	1.8%
Real Estate	1.3%
Energy	1.1%
Securities Lending Collateral[2]	1.4%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	(1.6)%
TOTAL	100%

1
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
October 31, 2021
Shares			Value
		COMMON STOCKS— 98.6%
		Communication Services— 3.5%
11,004	[1]	AMC Networks, Inc.	$437,849
71,840	[1]	Live Nation Entertainment, Inc.	7,266,616
26,186	[1]	Match Group, Inc.	3,948,325
33,066		Nexstar Media Group, Inc., Class A	4,957,585
7,113	[1]	Take-Two Interactive Software, Inc.	1,287,453
66,551	[1]	TripAdvisor, Inc.	2,194,187
73,297	[1]	Twitter, Inc.	3,924,321
10,788		World Wrestling Entertainment, Inc.	659,039
59,018	[1]	Zynga, Inc.	435,553
		TOTAL	25,110,928
		Consumer Discretionary— 15.8%
53,953		Bath & Body Works, Inc.	3,727,613
17,622	[1]	Boyd Gaming Corp.	1,123,931
35,703	[1]	Burlington Stores, Inc.	9,864,382
5,482	[1]	Chipotle Mexican Grill, Inc.	9,752,642
26,589		Domino’s Pizza, Inc.	13,001,223
45,185	[1]	DoorDash, Inc.	8,802,038
25,638	[1]	Expedia Group, Inc.	4,215,144
88,779	[1]	Floor & Decor Holdings, Inc.	12,066,842
13,064	[1]	Lululemon Athletica, Inc.	6,087,955
125,541	[1]	Nordstrom, Inc.	3,606,793
1,839	[1]	RH	1,213,059
14,560		Tapestry, Inc.	567,549
175,427		Tempur Sealy International, Inc.	7,801,239
21,541		The Wendy’s Co.	480,364
52,087		Travel + Leisure Co.	2,830,408
30,620	[1]	Ulta Beauty, Inc.	11,248,563
11,991		Williams-Sonoma, Inc.	2,227,088
139,345	[1]	YETI Holdings, Inc.	13,701,794
		TOTAL	112,318,627
		Consumer Staples— 1.8%
245,027	[2]	Albertsons Cos., Inc.	7,583,585
48,895		Energizer Holdings, Inc.	1,783,201
150,862	[1]	Sprouts Farmers Market, Inc.	3,340,085
		TOTAL	12,706,871
		Energy— 1.1%
96,964	[2]	Continental Resources, Inc.	4,732,813
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Energy— continued
79,986		Occidental Petroleum Corp.	$2,681,931
		TOTAL	7,414,744
		Financials— 6.0%
20,852		Discover Financial Services	2,362,949
36,429		MSCI, Inc., Class A	24,220,913
12,906		Synchrony Financial	599,484
109,075		Tradeweb Markets, Inc.	9,718,582
15,162	[1]	Upstart Holdings, Inc.	4,882,770
48,679		Virtu Financial, Inc.	1,211,134
		TOTAL	42,995,832
		Health Care— 17.3%
53,442		Agilent Technologies, Inc.	8,416,580
6,680	[1]	Align Technology, Inc.	4,170,792
33,651	[1]	Alnylam Pharmaceuticals, Inc.	5,369,353
307,657	[1]	Avantor, Inc.	12,423,190
115,596		Bruker Corp.	9,282,359
22,079	[1]	Dexcom, Inc.	13,759,853
9,415	[1]	Horizon Therapeutics PLC	1,128,953
10,362	[1]	IDEXX Laboratories, Inc.	6,902,543
66,303	[1]	Incyte Genomics, Inc.	4,440,975
61,992	[1]	IQVIA Holdings, Inc.	16,205,949
14,544	[1]	Maravai LifeSciences Holdings, Inc.	615,066
29,971		McKesson Corp.	6,230,371
4,411	[1]	Mettler-Toledo International, Inc.	6,532,162
15,499	[1]	Molina Healthcare, Inc.	4,583,364
4,310	[1]	Neurocrine Biosciences, Inc.	454,317
2,825	[1]	Repligen Corp.	820,662
6,499	[1]	SAGE Therapeutics, Inc.	262,300
40,020	[1]	Tandem Diabetes Care, Inc.	5,455,927
45,813	[1]	Veeva Systems, Inc.	14,523,179
4,604	[1]	Waters Corp.	1,692,200
		TOTAL	123,270,095
		Industrials— 13.0%
17,010		Advanced Drainage System, Inc.	1,918,728
9,952		AGCO Corp.	1,216,234
85,265		Allegion PLC	10,939,499
38,361		Allison Transmission Holdings, Inc.	1,279,723
2,710	[1]	Axon Enterprise, Inc.	487,692
8,452	[1]	CACI International, Inc., Class A	2,431,133
245,811		Carrier Global Corp.	12,838,709
33,382	[1]	Generac Holdings, Inc.	16,642,930
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
35,506		Huntington Ingalls Industries, Inc.	$7,198,131
18,889		Landstar System, Inc.	3,320,875
50,156		Nielsen Holdings PLC	1,015,659
35,233		Pitney Bowes, Inc.	244,517
3,553		Trane Technologies PLC	642,844
96,895		TransUnion	11,171,025
169,272		Vertiv Holdings Co.	4,346,905
144,312	[1]	XPO Logistics, Inc.	12,381,970
33,121		Xylem, Inc.	4,325,271
		TOTAL	92,401,845
		Information Technology— 36.2%
12,311		Alliance Data Systems Corp.	1,049,513
40,365	[1]	Arista Networks, Inc.	16,537,137
84,382		Bentley Systems, Inc.	4,991,195
80,786	[1]	CloudFlare, Inc.	15,730,650
11,758	[1]	CommScope Holdings Co., Inc.	125,928
66,058	[1]	Crowdstrike Holdings, Inc.	18,615,144
112,371	[1]	Datadog, Inc.	18,771,576
7,815	[1]	DocuSign, Inc.	2,174,836
383,089	[1]	Dropbox, Inc.	11,680,384
155,868	[1]	Dynatrace Holdings LLC	11,690,100
37,311	[1]	EPAM Systems, Inc.	25,119,258
60,705	[1]	Fortinet, Inc.	20,417,520
21,544	[1]	Globant SA	6,876,629
29,259	[1]	HubSpot, Inc.	23,706,520
44,429		Jabil, Inc.	2,663,963
4,211		KLA Corp.	1,569,692
2,001		MKS Instruments, Inc.	300,250
23,924		Monolithic Power Systems	12,571,105
170,708	[1]	Nutanix, Inc.	5,856,991
104,001	[1]	ON Semiconductor Corp.	4,999,328
11,107	[1]	Palo Alto Networks, Inc.	5,654,463
7,920	[1]	Paycom Software, Inc.	4,338,972
27,733	[1]	Paylocity Corp.	8,462,448
211,449	[1]	Pure Storage, Inc.	5,679,520
20,622	[1]	Teradata Corp.	1,166,380
381,457		Western Union Co.	6,950,146
63,236	[1]	Zscaler, Inc.	20,163,431
		TOTAL	257,863,079
		Materials— 2.6%
85,265	[1]	Axalta Coating Systems Ltd.	2,659,416
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS— continued
		Materials— continued
132,252	[1]	Berry Global Group, Inc.	$8,667,796
17,671		Celanese Corp.	2,854,043
125,542		Chemours Co./The	3,517,687
7,371		LyondellBasell Industries N.V.	684,176
2,630		Westlake Chemical Corp.	256,004
		TOTAL	18,639,122
		Real Estate— 1.3%
12,891		Coresite Realty Corp.	1,836,452
29,316		Extra Space Storage, Inc.	5,786,099
2,583		SBA Communications, Corp.	891,987
2,568		Simon Property Group, Inc.	376,418
		TOTAL	8,890,956
		TOTAL COMMON STOCKS (IDENTIFIED COST $530,430,933)	701,612,099
		INVESTMENT COMPANIES— 3.0%
10,000,196		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	10,000,196
11,466,128		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3]	11,468,936
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,467,986)	21,469,132
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $551,898,919)[4]	723,081,231
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(11,402,799)
		TOTAL NET ASSETS—100%	$711,678,432
Annual Shareholder Report
10

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$236,922	$7,589,529	$7,826,451
Purchases at Cost	$57,009,346	$95,821,500	$152,830,846
Proceeds from Sales	$(47,246,072)	$(91,941,248)	$(139,187,320)
Change in Unrealized Appreciation/ Depreciation	N/A	$1,302	$1,302
Net Realized Gain/(Loss)	N/A	$(2,147)	$(2,147)
Value as of 10/31/2021	$10,000,196	$11,468,936	$21,469,132
Shares Held as of 10/31/2021	10,000,196	11,466,128	21,466,324
Dividend Income	$515	$5,727	$6,242

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $553,342,218.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.93	$41.20	$41.35	$43.07	$33.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.39)	(0.19)	(0.07)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	21.36	7.14	4.77	3.92	10.06
Total From Investment Operations	20.97	6.95	4.70	3.78	10.02
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.02)
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Total Distributions	(3.53)	(3.22)	(4.85)	(5.50)	(0.32)
Net Asset Value, End of Period	$62.37	$44.93	$41.20	$41.35	$43.07
Total Return[2]	49.08%	18.07%	13.40%	9.43%	30.20%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.14%	1.14%	1.22%	1.22%
Net investment income (loss)	(0.73)%	(0.46)%	(0.18)%	(0.33)%	(0.10)%
Expense waiver/reimbursement[4]	0.08%	0.11%	0.11%	0.06%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$367,018	$266,252	$257,818	$238,586	$236,955
Portfolio turnover[5]	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.09	$27.12	$29.12	$32.11	$25.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.48)	(0.31)	(0.25)	(0.33)	(0.25)
Net realized and unrealized gain (loss)	12.89	4.50	3.10	2.84	7.54
Total From Investment Operations	12.41	4.19	2.85	2.51	7.29
Less Distributions:
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Net Asset Value, End of Period	$36.97	$28.09	$27.12	$29.12	$32.11
Total Return[2]	47.91%	17.17%	12.54%	8.58%	29.25%
Ratios to Average Net Assets:
Net expenses[3]	1.92%	1.93%	1.88%	1.97%	1.97%
Net investment income (loss)	(1.51)%	(1.23)%	(0.94)%	(1.09)%	(0.85)%
Expense waiver/reimbursement[4]	0.08%	0.12%	0.16%	0.08%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,184	$13,309	$15,460	$10,619	$10,613
Portfolio turnover[5]	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.74	$42.60	$42.48	$44.01	$34.09
Income From Investment Operations:
Net investment income (loss)[1]	(0.25)	(0.06)	0.04	(0.05)	0.07
Net realized and unrealized gain (loss)	22.28	7.42	4.93	4.02	10.25
Total From Investment Operations	22.03	7.36	4.97	3.97	10.32
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.10)
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Total Distributions	(3.53)	(3.22)	(4.85)	(5.50)	(0.40)
Net Asset Value, End of Period	$65.24	$46.74	$42.60	$42.48	$44.01
Total Return[2]	49.47%	18.46%	13.71%	9.69%	30.52%
Ratios to Average Net Assets:
Net expenses[3]	0.84%	0.84%	0.84%	0.95%	0.97%
Net investment income (loss)	(0.44)%	(0.13)%	0.10%	(0.12)%	0.19%
Expense waiver/reimbursement[4]	0.15%	0.19%	0.21%	0.07%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$279,045	$188,839	$246,222	$177,959	$24,559
Portfolio turnover[5]	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$41.99	$38.59	$38.95	$40.80	$31.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.22)	(0.05)	0.01	(0.03)	0.04
Net realized and unrealized gain (loss)	19.92	6.67	4.48	3.68	9.53
Total From Investment Operations	19.70	6.62	4.49	3.65	9.57
Less Distributions:
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Net Asset Value, End of Period	$58.16	$41.99	$38.59	$38.95	$40.80
Total Return[2]	49.52%	18.46%	13.72%	9.67%	30.54%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.95%	0.96%
Net investment income (loss)	(0.43)%	(0.14)%	0.03%	(0.08)%	0.12%
Expense waiver/reimbursement[4]	0.08%	0.11%	0.11%	0.02%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,431	$31,388	$31,590	$6,576	$37,815
Portfolio turnover[5]	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $9,997,037 of securities loaned and $21,469,132 of investments in an affiliated holding* (identified cost $551,898,919)	$723,081,231
Income receivable	82,740
Income receivable from an affiliated holding	425
Receivable for investments sold	1,474,530
Receivable for shares sold	279,481
Total Assets	724,918,407
Liabilities:
Payable for investments purchased	1,510,613
Payable for shares redeemed	1,354,115
Payable for collateral due to broker for securities lending (Note 2)	10,000,196
Payable for investment adviser fee (Note 5)	39,369
Payable for administrative fee (Note 5)	4,545
Payable for Directors’/Trustees’ fees (Note 5)	221
Payable for distribution services fee (Note 5)	9,764
Payable for other service fees (Notes 2 and 5)	172,248
Accrued expenses (Note 5)	148,904
Total Liabilities	13,239,975
Net assets for 11,449,996 shares outstanding	$711,678,432
Net Assets Consist of:
Paid-in capital	$401,927,391
Total distributable earnings (loss)	309,751,041
Total Net Assets	$711,678,432
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($367,018,115 ÷ 5,884,918 shares outstanding), no par value, unlimited shares authorized	$62.37
Offering price per share (100/94.50 of $62.37)	$66.00
Redemption proceeds per share	$62.37
Class C Shares:
Net asset value per share ($16,184,190 ÷ 437,819 shares outstanding), no par value, unlimited shares authorized	$36.97
Offering price per share	$36.97
Redemption proceeds per share (99.00/100 of $36.97)	$36.60
Institutional Shares:
Net asset value per share ($279,044,755 ÷ 4,277,276 shares outstanding), no par value, unlimited shares authorized	$65.24
Offering price per share	$65.24
Redemption proceeds per share	$65.24
Class R6 Shares:
Net asset value per share ($49,431,372 ÷ 849,983 shares outstanding), no par value, unlimited shares authorized	$58.16
Offering price per share	$58.16
Redemption proceeds per share	$58.16

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $5,727 received from an affiliated holding*)	$2,492,539
Net income on securities loaned (includes $515 received from affiliated holdings related to cash collateral balances) (Note 2)	16,328
TOTAL INCOME	2,508,867
Expenses:
Investment adviser fee (Note 5)	4,636,198
Administrative fee (Note 5)	484,861
Custodian fees	45,745
Transfer agent fees (Note 2)	532,348
Directors’/Trustees’ fees (Note 5)	4,008
Auditing fees	26,619
Legal fees	11,029
Portfolio accounting fees	141,422
Distribution services fee (Note 5)	114,531
Other service fees (Notes 2 and 5)	847,808
Share registration costs	79,524
Printing and postage	38,159
Miscellaneous (Note 5)	32,807
TOTAL EXPENSES	6,995,059
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(512,341)
Reimbursement of other operating expenses (Notes 2 and 5)	(160,648)
TOTAL WAIVER AND REIMBURSEMENTS	(672,989)
Net expenses	6,322,070
Net investment loss	(3,813,203)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(2,147) on sales of investments in an affiliated holding*)	149,755,928
Net realized gain on foreign currency transactions	1,338
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,302 on investments in an affiliated holding*)	93,172,509
Net realized and unrealized gain (loss) on investments and foreign currency transactions	242,929,775
Change in net assets resulting from operations	$239,116,572

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(3,813,203)	$(1,638,100)
Net realized gain (loss)	149,757,266	36,640,061
Net change in unrealized appreciation/depreciation	93,172,509	44,742,339
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	239,116,572	79,744,300
Distributions to Shareholders:
Class A Shares	(20,893,171)	(19,681,770)
Class C Shares	(1,648,136)	(1,770,911)
Institutional Shares	(14,320,888)	(18,251,317)
Class R6 Shares	(2,636,767)	(2,684,427)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,498,962)	(42,388,425)
Share Transactions:
Proceeds from sale of shares	102,437,917	84,955,913
Net asset value of shares issued to shareholders in payment of distributions declared	34,268,768	37,599,957
Cost of shares redeemed	(124,433,468)	(211,214,467)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,273,217	(88,658,597)
Change in net assets	211,890,827	(51,302,722)
Net Assets:
Beginning of period	499,787,605	551,090,327
End of period	$711,678,432	$499,787,605
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
20

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report
21

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
22

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $672,989 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$253,258	$—
Class C Shares	17,213	—
Institutional Shares	250,277	(160,648)
Class R6 Shares	11,600	—
TOTAL	$532,348	$(160,648)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$809,631
Class C Shares	38,177
TOTAL	$847,808
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax
Annual Shareholder Report
23

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the
Annual Shareholder Report
24

right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$9,997,037	$10,000,196
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	344,391	$18,016,525	305,538	$12,123,319
Shares issued to shareholders in payment of distributions declared	391,700	18,723,268	452,310	17,631,062
Shares redeemed	(776,575)	(41,214,639)	(1,090,828)	(43,664,616)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(40,484)	$(4,474,846)	(332,980)	$(13,910,235)
Annual Shareholder Report
25

	Year Ended 10/31/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	43,381	$1,367,894	61,317	$1,514,960
Shares issued to shareholders in payment of distributions declared	52,107	1,486,605	65,613	1,610,780
Shares redeemed	(131,439)	(4,143,352)	(223,148)	(5,554,957)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(35,951)	$(1,288,853)	(96,218)	$(2,429,217)
	Year Ended 10/31/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,175,439	$66,483,120	1,452,412	$57,400,016
Shares issued to shareholders in payment of distributions declared	253,604	12,647,222	413,257	16,712,098
Shares redeemed	(1,192,389)	(66,038,279)	(3,604,668)	(144,236,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	236,654	$13,092,063	(1,738,999)	$(70,124,734)
	Year Ended 10/31/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	330,951	$16,570,378	368,236	$13,917,618
Shares issued to shareholders in payment of distributions declared	31,758	1,411,673	45,307	1,646,017
Shares redeemed	(260,213)	(13,037,198)	(484,606)	(17,758,046)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	102,496	$4,944,853	(71,063)	$(2,194,411)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	262,715	$12,273,217	(2,239,260)	$(88,658,597)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$39,498,962	$9,298,325
Long-term capital gains	$—	$33,090,100

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
26

As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$91,019,954
Net unrealized appreciation	$169,739,013
Undistributed long-term capital gains	$48,992,074

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales.
At October 31, 2021, the cost of investments for federal tax purposes was $553,342,218. The net unrealized appreciation of investments for federal tax purposes was $169,739,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $181,002,270 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,263,257.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Adviser voluntarily waived $504,360 of its fee and voluntarily reimbursed $160,648 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Adviser reimbursed $7,981.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
Annual Shareholder Report
27

For the year ended October 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$114,531
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2021, FSC retained $8,052 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2021, FSC retained $9,960 in sales charges from the sale of Class A Shares. FSC also retained $578 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2021, FSSC received $71,086 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
28

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$846,735,534
Sales	$878,495,487
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
Annual Shareholder Report
29

10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2021, 7.54% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2021, 7.59% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
30

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED Hermes EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED hermes MDT MID CAP GROWTH FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a portfolio of Federated Hermes Equity Funds, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
31

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
December 22, 2021
Annual Shareholder Report
32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
33

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,175.90	$6.20
Class C Shares	$1,000	$1,171.40	$10.51
Institutional Shares	$1,000	$1,177.40	$4.61
Class R6 Shares	$1,000	$1,177.60	$4.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.53	$9.75
Institutional Shares	$1,000	$1,020.97	$4.28
Class R6 Shares	$1,000	$1,021.02	$4.23

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.92%
Institutional Shares	0.84%
Class R6 Shares	0.83%
Annual Shareholder Report
34

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised nine portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: September 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report
37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report
39

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report
40

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes MDT Mid-Cap Growth Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report
41

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report
42

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report
43

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report
44

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report
45

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Shareholder Report
46

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
47

unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered
Annual Shareholder Report
48

the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply
Annual Shareholder Report
49

breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
50

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Mid Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
51

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
52

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
53

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
G01228-08 (12/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Hermes Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Strategic Value Dividend Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021 was 31.78% for the Class A Shares, 30.94% for the Class C Shares, 32.12% for the Institutional Shares and 32.14% for the R6 Shares. The total return of the Dow Jones Select Dividend Index (DJSDI),1 a broad-based securities market index that represents the domestic dividend-paying universe, was 47.99% for the reporting period, while the total return of the Standard and Poor’s 500 Index (S&P 500)2 was 42.91% for the same period. The Fund’s total return for the fiscal year reflects actual cash flows, transaction costs and expenses which are not reflected in the total return of the DJSDI or the S&P 500.
The following discussion will focus on the performance of the Fund’s R6 Shares.
MARKET OVERVIEW
The reporting period began with global equities rallying strongly on reduced political uncertainty, strong corporate earnings and positive vaccine news which gave hope there may be an end in sight to the pandemic. Much of this enthusiasm continued throughout the reporting period, propelling the markets to repeated new highs as investors looked beyond the prospects of transitory or longer inflation, rising interest rates, supply-chain disruptions and vaccine mandates. While a pullback occurred in September on fears of the Delta variant of Covid-19 and fiscal policy uncertainty, stocks shook off the basket of worries in October to post record results in their best month in nearly a year. A strong start to the third-quarter earnings season sparked the rebound, along with marked declines in Covid-19 cases, early signs of economic re-acceleration after the third-quarter’s sharp slowdown and indications inflation may have peaked. As the markets hit new highs in the period and risk appetites increased, the dividend fertile safe havens were out of favor.
For the fiscal year, high-beta,3 cyclical investments were the clear outperformers. This was evident in factor performance when observing the S&P 500 by quintile; lowest beta stocks underperformed highest beta stocks by -71.83% and high-yield underperformed low-yield by -4.88%. Also noting the S&P quality ratings, the highest quality stocks (“A+”) underperformed the lowest quality stocks (“C” & “D”) by -33.04%. A small-cap rally also took hold in the period, evidenced by the performance of the S&P 500 quintiles, as the highest market cap quintile underperformed the lowest market cap quintile by -19.03%.
Annual Shareholder Report
1

From a sector perspective, cyclical sectors drove performance as the top performers in the S&P 500 were Energy, Financials and Information Technology, which posted returns of 111.28%, 72.13% and 46.95%, respectively, during the reporting period. Information Technology continued to be the strongest contributor as it accounted for over 29% of the performance of the S&P 500. In fact, to further highlight the narrow market leadership, Microsoft and Apple alone accounted for 13% of the overall performance of the S&P 500. The laggards in the period were the defensive, dividend-friendly, Utilities and Consumer Staples, which posted returns of 10.48% and 19.02%, respectively, while the S&P 500 returned 42.91%.
DIVIDEND-BASED PERFORMANCE4
The Fund remained focused on its goal of delivering high dividend income from high-quality assets as it ended the reporting period with a 30-day SEC yield5 of 5.02% and a gross weighted average dividend yield6 of 4.52%. This not only bested the S&P 500’s 1.33% yield and the 10-year U.S. Treasury Note at 1.55%, but it also surpassed the 3.90% yield of the DJSDI, which aims to reflect the domestic high dividend-paying universe. Of note, the Fund’s dividend yield was over three times that of the S&P 500 at the end of the reporting period. In the trailing 12-month period, 37 companies within the Fund raised their dividends. The most generous increases came courtesy of Morgan Stanley 100.0%, Broadcom 10.8%, Amgen 10.0%, Regions 9.7%, US Bancorp 9.5% and AbbVie 8.5%.
The sectors posting the highest absolute total returns in the fund were Financials, Energy and Health Care, with returns of 78.29%, 77.51% and 30.05%, respectively, during the reporting period. Due to its 14.44% weight in the fund, Energy was the largest contributor to total return, benefiting from the economic recovery and the rally in energy commodities. Performance was led by Exxon Mobil, Chevron and Enbridge which appreciated 111.93%, 74.01% and 61.81%, respectively. Financials was another notable contributor, also benefiting from the economic recovery and an increase in Treasury yields. Due to notable weights, the highest contributors to fund total return were Keycorp, PNC Financial Services, and Canadian Imperial Bank, with returns of 86.2%, 72.58% and 68.86%, respectively. Lastly, Health Care added positively to performance, led by AbbVie, Pfizer and Merck which advanced 41.18%, 35.34% and 26.94%, respectively. AbbVie benefited from strong earnings reports. Pfizer’s shares were propelled higher by vaccine momentum and strong earnings. Finally, Merck advanced on news of positive results on its antiviral pill for Covid-19.
Contrarily, while no sectors within the Fund posted negative total returns, weakness was noted in the portfolio’s international investments,7 as U.S. equities fared better than their foreign counterparts. The S&P 500 returned 42.91%, while international equities (represented by the MSCI
Annual Shareholder Report
2

World ex-USA Index8) generated a return of 35.49%. Additionally, some individual names that detracted from performance included Western Union, Cardinal Health and Kimberly Clark, which declined by -12.99%, -8.59% and -5.76%, respectively.
During the reporting period, the Fund faced a significant near-term headwind with a market preference for riskier assets. Although the market’s preference for high-beta, low-yield, small-cap and low-quality investments was a headwind to a large-cap, high-quality, defensive, high-yield portfolio, the portfolio still captured 75% of the broad market’s performance but at a lower level of risk. Regardless of the market environment, the Fund remained consistent and focused on its goals of providing a relatively stable, high and rising income stream from high-quality investments, while attempting to expose investors to a lower level of risk.
Due to its focus on opportunities for high dividend income and growth in that income over time, the strategy should tend to perform best when the markets prefer high-yield, high-quality, low-beta, large-cap stocks. As a result, the strategy may also outperform in flat markets or periods of market distress. Conversely, the Fund may lag the broad market when investors prefer low-yield, low-quality, high-beta, small-cap stocks.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the DJSDI.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
3
Beta measures a security/fund’s volatility relative to the market. A beta less than 1.00 suggests the security/fund has historically had less volatility relative to the market.
4
There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks.
5
Represents the 30-day SEC yield for the Fund’s R6 Shares. In the absence of temporary expense waivers or reimbursements, the 30-day SEC yield would have been 4.96% for the Fund’s R6 Shares. The dividend yield represents the average yield of the underlying securities within the portfolio.
6
The dividend yield represents the average yield of the underlying securities within the portfolio. The average yield is a weighted average calculated by assigning a weight to each of the underlying securities in the portfolio based upon the portion of total assets of the portfolio each underlying security represents.
7
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
8
The MSCI World ex USA Index captures large- and mid-cap representation across 22 of 23 developed market countries—excluding the United States. With 933 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Strategic Value Dividend Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Standard & Poor’s 500 Index (S&P 500)2,3 and the Dow Jones U.S. Select Dividend Index (DJSDI).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 InvestmenT
Growth of $10,000 as of October 31, 2021

■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report
4

Average Annual Total Returns for the Period Ended 10/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	24.56%	5.24%	8.14%
Class C Shares	29.94%	5.67%	8.11%
Institutional Shares	32.12%	6.72%	9.04%
R6 Shares[5]	32.14%	6.74%	8.99%
S&P 500	42.91%	18.93%	16.21%
DJSDI	47.99%	11.33%	12.76%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index.
3
Prior to December 31, 2021, the Fund’s broad-based security market index was the Dow Jones U.S. Select Dividend Index. Effective December 31, 2021, the Fund’s broad-based security market index is the S&P 500 Index. The Adviser believes that the S&P 500 Index better reflects the broad U.S. equity market.
4
The DJSDI aims to represent U.S. leading stocks by dividend yield. One hundred stocks are selected to the index by dividend yield, subject to screens for dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume. Components are weighted by indicated annual dividend. The DJSDI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index.
5
The Fund’s R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares adjusted to remove any voluntary waiver of fund expenses related to the Institutional Shares that occurred during the period prior to commencement of the R6 Shares.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	17.5%
Energy	17.1%
Health Care	16.7%
Utilities	16.1%
Communication Services	12.0%
Financials	11.5%
Information Technology	4.4%
Industrials	3.0%
Real Estate	0.9%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
October 31, 2021
Shares		Dividend Yield (unaudited)	Value in U.S. Dollars
	COMMON STOCKS—99.2%
	Communication Services—12.0%
5,535,059	AT&T, Inc.	8.23%	$139,815,590
5,414,710	BCE, Inc.	4.67	278,742,061
4,648,572	Verizon Communications, Inc.	4.83	246,327,830
165,160,959	Vodafone Group PLC	7.03	243,753,982
	TOTAL		908,639,463
	Consumer Staples—17.5%
8,151,354	British American Tobacco PLC	8.47	283,493,219
2,449,800	General Mills, Inc.	2.98	151,397,640
637,480	Kimberly-Clark Corp.	3.30	82,547,285
1,003,122	PepsiCo, Inc.	3.52	162,104,515
3,319,947	Philip Morris International, Inc.	2.66	313,867,789
1,957,956	The Coca-Cola Co.	5.29	110,369,980
4,170,886	Unilever PLC	3.69	223,211,902
	TOTAL		1,326,992,330
	Energy—17.1%
3,320,596	Chevron Corp.	4.68	380,175,036
7,431,025	Enbridge, Inc.	5.48	311,267,240
5,565,980	Exxon Mobil Corp.	5.46	358,838,731
3,194,844	TC Energy Corp.	4.42	172,830,321
1,556,900	TotalEnergies SE	5.17	78,061,314
	TOTAL		1,301,172,642
	Financials—11.5%
1,512,450	Canadian Imperial Bank of Commerce	3.31	183,520,214
5,883,535	Huntington Bancshares, Inc.	3.94	92,606,841
9,604,235	KeyCorp	3.18	223,490,548
361,190	Morgan Stanley	2.72	37,123,108
2,562,161	Regions Financial Corp.	2.87	60,671,973
1,591,836	Truist Financial Corp.	3.03	101,033,831
1,563,516	U.S. Bancorp	3.05	94,389,461
184,544	Zurich Insurance Group AG	4.19	81,942,753
	TOTAL		874,778,729
	Health Care—16.7%
3,118,476	AbbVie, Inc.	4.92	357,595,643
455,300	Amgen, Inc.	3.40	94,233,441
Annual Shareholder Report
7

Shares			Dividend Yield (unaudited)	Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,594,175		Cardinal Health, Inc.	4.11%	$76,217,507
4,099,421		Gilead Sciences, Inc.	4.38	265,970,434
3,295,096		Merck & Co., Inc.	2.95	290,133,203
3,987,545		Pfizer, Inc.	3.57	174,415,218
140,810		Sanofi	3.15	14,095,157
		TOTAL		1,272,660,603
		Industrials—3.0%
584,710		3M Co.	3.31	104,475,983
16,705,358		BAE Systems PLC	4.39	125,957,440
		TOTAL		230,433,423
		Information Technology—4.4%
284,956		Broadcom, Inc.	2.71	151,502,557
570,026		Cisco Systems, Inc.	2.64	31,904,355
659,462		IBM Corp.	5.24	82,498,696
3,766,264		Western Union Co.	5.16	68,621,330
		TOTAL		334,526,938
		Real Estate—0.9%
1,584,764		National Retail Properties, Inc.	3.75	71,884,895
		Utilities—16.1%
1,178,450		American Electric Power Co., Inc.	3.68	99,826,499
2,305,421		Dominion Energy, Inc.	3.32	175,050,616
2,450,404		Duke Energy Corp.	3.86	249,965,712
13,206,940		National Grid-SP PLC	5.26	168,943,872
6,322,830		PPL Corp.	5.76	182,097,504
1,140,025		Public Service Enterprises Group, Inc.	3.20	72,733,595
4,360,152		Southern Co.	4.24	271,724,673
		TOTAL		1,220,342,471
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,579,327,327)		7,541,431,494
		INVESTMENT COMPANY—0.5%
32,896,518	[1]	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02% (IDENTIFIED COST $32,903,750)		32,906,387
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $6,612,231,077)[2]		7,574,337,881
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]		26,393,153
		TOTAL NET ASSETS—100%		$7,600,731,034
Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2020	$37,521,862
Purchases at Cost	$1,117,357,607
Proceeds from Sales	$(1,121,975,992)
Change in Unrealized Appreciation/Depreciation	$(38,682)
Net Realized Gain/(Loss)	$41,592
Value as of 10/31/2021	$32,906,387
Shares Held as of 10/31/2021	32,896,518
Dividend Income	$23,523
1
7-day net yield.
2
Also represents cost of investments for federal tax purposes.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
9

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,375,612,019	$—	$—	$5,375,612,019
International	946,359,836	1,219,459,639	—	2,165,819,475
Investment Company	32,906,387	—	—	32,906,387
TOTAL SECURITIES	$6,354,878,242	$1,219,459,639	$—	$7,574,337,881
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$4.49	$5.82	$5.73	$6.34	$5.97
Income From Investment Operations:
Net investment income	0.20	0.21	0.21	0.21	0.21
Net realized and unrealized gain (loss)	1.21	(1.06)	0.31	(0.21)	0.50
TOTAL FROM INVESTMENT OPERATIONS	1.41	(0.85)	0.52	—	0.71
Less Distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.21)	(0.20)	(0.21)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.20)	(0.48)	(0.43)	(0.61)	(0.34)
Net Asset Value, End of Period	$5.70	$4.49	$5.82	$5.73	$6.34
Total Return[1]	31.78%	(15.65)%	9.68%	(0.16)%	12.29%
Ratios to Average Net Assets:
Net expenses[2]	1.05%	1.05%[3]	1.06%	1.05%	1.06%
Net investment income	3.64%	4.08%	3.75%	3.44%	3.36%
Expense waiver/reimbursement[4]	0.12%	0.13%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,366,960	$1,060,496	$1,456,023	$1,603,675	$2,400,842
Portfolio turnover[5]	23%	38%	33%	9%	19%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.05% for the year ended October 31, 2020, after taking into account this expense reduction.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$4.50	$5.84	$5.74	$6.35	$5.98
Income From Investment Operations:
Net investment income	0.16	0.17	0.17	0.16	0.16
Net realized and unrealized gain (loss)	1.22	(1.07)	0.32	(0.20)	0.50
TOTAL FROM INVESTMENT OPERATIONS	1.38	(0.90)	0.49	(0.04)	0.66
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.17)	(0.16)	(0.16)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.16)	(0.44)	(0.39)	(0.57)	(0.29)
Net Asset Value, End of Period	$5.72	$4.50	$5.84	$5.74	$6.35
Total Return[1]	30.94%	(16.41)%	9.02%	(0.91)%	11.43%
Ratios to Average Net Assets:
Net expenses[2]	1.80%	1.80%[3]	1.81%	1.80%	1.81%
Net investment income	2.92%	3.34%	3.00%	2.69%	2.65%
Expense waiver/reimbursement[4]	0.13%	0.14%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$625,041	$693,876	$1,217,811	$1,472,755	$1,997,389
Portfolio turnover[5]	23%	38%	33%	9%	19%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.80% for the year ended October 31, 2020, after taking into account this expense reduction.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$4.52	$5.86	$5.76	$6.37	$6.00
Income From Investment Operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized gain (loss)	1.22	(1.07)	0.32	(0.20)	0.50
TOTAL FROM INVESTMENT OPERATIONS	1.43	(0.85)	0.55	0.02	0.73
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.23)	(0.22)	(0.23)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.21)	(0.49)	(0.45)	(0.63)	(0.36)
Net Asset Value, End of Period	$5.74	$4.52	$5.86	$5.76	$6.37
Total Return[1]	32.12%	(15.49)%	10.09%	0.09%	12.51%
Ratios to Average Net Assets:
Net expenses[2]	0.80%	0.80%[3]	0.81%	0.80%	0.81%
Net investment income	3.91%	4.34%	3.99%	3.69%	3.64%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,589,179	$4,214,131	$6,632,015	$7,027,654	$9,293,143
Portfolio turnover[5]	23%	38%	33%	9%	19%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.80% for the year ended October 31, 2020, after taking into account this expense reduction.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$4.52	$5.86	$5.76	$6.37	$6.00
Income From Investment Operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized gain (loss)	1.22	(1.07)	0.32	(0.20)	0.50
TOTAL FROM INVESTMENT OPERATIONS	1.43	(0.85)	0.55	0.02	0.73
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.23)	(0.22)	(0.23)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.21)	(0.49)	(0.45)	(0.63)	(0.36)
Net Asset Value, End of Period	$5.74	$4.52	$5.86	$5.76	$6.37
Total Return[1]	32.14%	(15.48)%	10.11%	0.11%	12.53%
Ratios to Average Net Assets:
Net expenses[2]	0.78%	0.78%[3]	0.79%	0.78%	0.79%
Net investment income	3.85%	4.35%	4.00%	3.69%	3.73%
Expense waiver/reimbursement[4]	0.07%	0.07%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,019,551	$575,195	$500,119	$452,251	$242,131
Portfolio turnover[5]	23%	38%	33%	9%	19%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.78% for the year ended October 31, 2020, after taking into account this expense reduction.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature off are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $32,906,387 of investment in an affiliated holding* (identified cost $6,612,231,077)		$7,574,337,881
Cash		1,854,319
Cash denominated in foreign currencies (identified cost $109)		108
Income receivable		27,753,211
Receivable for shares sold		7,741,643
Income receivable from an affiliated holding		576
TOTAL ASSETS		7,611,687,738
Liabilities:
Payable for shares redeemed	$8,331,572
Payable for other service fees (Notes 2 and 5)	778,555
Payable for transfer agent fees (Note 2)	702,787
Payable for investment adviser fee (Note 5)	450,499
Payable for distribution services fee (Note 5)	397,125
Payable for administrative fee (Note 5)	48,932
Accrued expenses (Note 5)	247,234
TOTAL LIABILITIES		10,956,704
Net assets for 1,326,620,234 shares outstanding		$7,600,731,034
Net Assets Consist of:
Paid-in capital		$6,809,928,811
Total distributable earnings (loss)		790,802,223
TOTAL NET ASSETS		$7,600,731,034
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,366,960,020 ÷ 239,776,125 shares outstanding), no par value, unlimited shares authorized	$5.70
Offering price per share (100/94.50 of $5.70)	$6.03
Redemption proceeds per share	$5.70
Class C Shares:
Net asset value per share ($625,040,609 ÷ 109,364,321 shares outstanding), no par value, unlimited shares authorized	$5.72
Offering price per share	$5.72
Redemption proceeds per share (99.00/100 of $5.72)	$5.66
Institutional Shares:
Net asset value per share ($4,589,179,359 ÷ 799,777,940 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share	$5.74
Redemption proceeds per share	$5.74
Class R6 Shares:
Net asset value per share ($1,019,551,046 ÷ 177,701,848 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share	$5.74
Redemption proceeds per share	$5.74
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $23,523 received from an affiliated holding* and net of foreign taxes withheld of $9,078,016)			$346,690,190
Expenses:
Investment adviser fee (Note 5)		$55,301,915
Administrative fee (Note 5)		5,762,853
Custodian fees		234,990
Transfer agent fees (Note 2)		6,059,232
Directors’/Trustees’ fees (Note 5)		37,514
Auditing fees		20,000
Legal fees		12,125
Distribution services fee (Note 5)		5,175,736
Other service fees (Notes 2 and 5)		4,893,372
Portfolio accounting fees		205,714
Share registration costs		186,418
Printing and postage		245,156
Miscellaneous (Notes 5)		52,835
TOTAL EXPENSES		78,187,860
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,001,969)
Reimbursement of other operating expenses (Notes 2 and 5)	(3,912,242)
TOTAL WAIVER AND REIMBURSEMENTS		(8,914,211)
Net expenses			69,273,649
Net investment income			277,416,541
Annual Shareholder Report
17

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $41,592 on sales of investment in an affiliated holding*) and foreign currency transactions	$335,699,706
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(38,682) of investment in an affiliated holding*)	1,371,791,777
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1,707,491,483
Change in net assets resulting from operations	$1,984,908,024
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$277,416,541	$341,263,920
Net realized gain (loss)	335,699,706	(516,998,394)
Net change in unrealized appreciation/depreciation	1,371,791,777	(1,292,746,267)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,984,908,024	(1,468,480,741)
Distributions to Shareholders:
Class A Shares	(46,842,027)	(119,190,294)
Class C Shares	(20,631,100)	(88,123,083)
Institutional Shares	(183,796,325)	(540,294,227)
Class R6 Shares	(29,314,943)	(50,769,205)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(280,584,395)	(798,376,809)
Share Transactions:
Proceeds from sale of shares	2,052,398,304	2,305,508,473
Net asset value of shares issued to shareholders in payment of distributions declared	242,200,846	686,495,445
Cost of shares redeemed	(2,941,888,715)	(3,987,418,006)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(647,289,565)	(995,414,088)
Change in net assets	1,057,034,064	(3,262,271,638)
Net Assets:
Beginning of period	6,543,696,970	9,805,968,608
End of period	$7,600,731,034	$6,543,696,970
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
20

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report
21

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
22

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $8,914,211 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,104,085	$(708,591)
Class C Shares	654,494	(438,339)
Institutional Shares	4,220,161	(2,765,312)
Class R6 Shares	80,492	—
TOTAL	$6,059,232	$(3,912,242)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,168,127
Class C Shares	1,725,245
TOTAL	$4,893,372
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related
Annual Shareholder Report
23

to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
24

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2021		2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	57,623,739	$312,857,241	49,658,543	$246,407,196
Shares issued to shareholders in payment of distributions declared	7,998,611	42,827,107	21,138,522	112,326,110
Shares redeemed	(62,075,330)	(329,153,312)	(84,536,164)	(413,143,778)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,547,020	$26,531,036	(13,739,099)	$(54,410,472)

Year Ended October 31	2021		2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,712,714	$73,971,116	16,562,399	$83,983,046
Shares issued to shareholders in payment of distributions declared	3,731,744	19,828,658	14,897,039	79,986,786
Shares redeemed	(62,270,117)	(335,461,586)	(85,933,313)	(422,058,898)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(44,825,659)	$(241,661,812)	(54,473,875)	$(258,089,066)

Year Ended October 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	209,350,810	$1,129,699,783	314,877,089	$1,554,626,535
Shares issued to shareholders in payment of distributions declared	29,566,669	159,071,153	84,522,995	451,167,190
Shares redeemed	(372,028,948)	(2,002,426,883)	(598,641,509)	(2,898,593,904)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(133,111,469)	$(713,655,947)	(199,241,425)	$(892,800,179)

Year Ended October 31	2021		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	97,288,467	$535,870,164	86,757,508	$420,491,696
Shares issued to shareholders in payment of distributions declared	3,790,293	20,473,928	8,091,556	43,015,359
Shares redeemed	(50,735,201)	(274,846,934)	(52,856,005)	(253,621,426)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	50,343,559	$281,497,158	41,993,059	$209,885,629
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(124,046,549)	$(647,289,565)	(225,461,340)	$(995,414,088)
Annual Shareholder Report
25

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$ 280,584,395	$351,562,329
Long-term capital gains	$—	$446,814,480
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$13,446,952
Net unrealized appreciation	$962,430,344
Capital loss carryforward	$(185,075,073)

At October 31, 2021, the cost of investments for federal tax purposes was $6,612,231,077. The net unrealized appreciation of investments for federal tax purposes was $962,106,804. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,281,704,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $319,598,158.
As of October 31, 2021, the Fund had a capital loss carryforward of $185,075,073 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$(185,075,073)	$—	$(185,075,073)
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Adviser voluntarily waived $4,970,238 of its fee and voluntarily reimbursed $3,912,242 of transfer agent fees.
Annual Shareholder Report
26

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Adviser reimbursed $31,731.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$5,175,736
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2021, FSC retained $452,459 of fees paid by the Fund. For the year ended October 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report
27

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2021, FSC retained $199,335 in sales charges from the sale of Class A Shares. FSC also retained $13,235 and $35,027 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended October 31, 2021, FSSC received $16,727 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$1,655,312,708
Sales	$2,306,745,747
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of
Annual Shareholder Report
28

dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
9. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2021, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2021, 84.56% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Equity Funds AND SHAREHOLDERS OF Federated Hermes Strategic Value Dividend Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Strategic Value Dividend Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
30

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2021
Annual Shareholder Report
31

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
32

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$ 1,000	$ 1,040.50	$ 5.40
Class C Shares	$1,000	$ 1,038.20	$ 9.25
Institutional Shares	$ 1,000	$ 1,041.50	$ 4.12
Class R6 Shares	$ 1,000	$ 1,043.40	$ 4.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$ 1,000	$ 1,019.91	$ 5.35
Class C Shares	$ 1,000	$ 1,016.13	$ 9.15
Institutional Shares	$ 1,000	$ 1,021.17	$ 4.08
Class R6 Shares	$ 1,000	$ 1,021.27	$3.97
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Class R6 Shares	0.78%
Annual Shareholder Report
33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 9 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: September 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report
38

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Strategic Value Dividend Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report
40

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report
41

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report
42

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report
43

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report
44

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report
45

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
46

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report
47

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
48

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
49

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Value Dividend Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
50

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
52

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
33982 (12/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $285,597

Fiscal year ended 2020 - $321,016

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $7,625

Fiscal year ended 2020 - $0

Fiscal year ended 2021- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $48,979 and $44,125 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $118,948

Fiscal year ended 2020 - $131,139

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2021